As filed with the Securities and Exchange Commission on April 24, 2015

Securities Act File No. 333-183173
Investment Company Act File No. 811-22733

United States Securities and Exchange Commission

Washington, D.C. 20549

________________

FORM N-1A

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Registration Statement Under the Securities Act of 1933	[X]
Pre-Effective Amendment No. 1	[X]
Post Effective Amendment No.	[_]
and/or
Registration Statement Under the Investment Company Act of 1940	[X]
Amendment No. 1	[X]

________________

John Hancock Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in its Charter)

________________

601 Congress Street
Boston, MA 02210-2805
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including area code:
(617) 663-3000

Name and address of agent for service:

Kinga Kapuscinski, Esq.

Nicholas J. Kolokithas, Esq.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

________________

Copy to:
Christopher P. Harvey, Esq.
Allison M. Fumai, Esq.
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110-2605

________________

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

________________

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

John Hancock Large Cap ETF

NYSE Arca:	—

Prospectus
[ ], 2015

Subject to Completion
Preliminary Prospectus dated April 24, 2015

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities in any state where the offer or sale is not permitted.

The Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Fund summary
The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.

2	Large Cap ETF
Fund details
More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

5	Principal investment strategies
5	Principal risks of investing
8	Tax-advantaged product structure
8	Who's who
10	Financial highlights
Shareholder information
Details regarding buying and selling shares, as well as information about distributions, taxation, and other matters relating to an investment in the fund.

11	Buying and selling shares
11	Payment to broker-dealers and other financial intermediaries
11	Valuation of fund shares
12	Valuation of portfolio securities
12	Distributions
12	Book entry
13	Creations and redemptions
13	Taxation
15	Index provider
16	Premium/discount information
16	Continuous offering
For more information See back cover

Fund summary

John Hancock

Large Cap ETF

Investment objective

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the [Large Cap Index] (the Index).

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[ ]
Other expenses [1]	[ ]
Total annual fund operating expenses	[ ]
Contractual expense reimbursement [2]	[ ]
Total annual fund operating expenses after expense reimbursement	[ ]
[1]	"Other expenses" have been estimated to reflect expenses expected to be incurred in the fund's first fiscal year.
[2]

[The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which Expenses of the fund exceed [  ]% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on [    ], unless renewed by mutual agreement of the fund and the advisor based on a determination that this is appropriate under the circumstances at that time.]

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	[ ]
3 years	[ ]

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that compose the fund's benchmark index. The Index is designed to comprise a subset of securities in the U.S. Universe issued by companies whose market capitalizations are larger than the 750th largest U.S. company at the time of reconstitution. In selecting and weighting securities in the Index, the Index Provider uses a rules based process incorporating sources of expected returns (an increased focus on securities that have lower relative prices, smaller market capitalizations, and higher profitability relative to other securities in the eligible universe). The U.S. Universe is defined as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market or such other securities exchanges deemed appropriate by the Index Provider.

As of [     ], 2015, the Index included [    ] securities of companies with a market capitalization range of approximately $[     ] billion to $[     ] billion and a weighted average market capitalization of $[     ] billion. These amounts are subject to change.

The fund, using a "passive" or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

2	Large Cap ETF—Fund summary

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and the fund's shares will fluctuate in price, meaning you could lose money.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Index risk. Because the fund is not "actively" managed, its performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Net asset value risk. The net asset value (NAV) of the fund and the value of your investment may fluctuate. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tracking error risk. The fund's portfolio composition and performance may not match, and may vary substantially from, that of the Index due to factors such as the fees and expenses of the fund, transaction costs, differences in accrual of dividends, delays in the fund's implementation of changes to the Index or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Trading issues risk. Trading in shares on NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund will continue to be met.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor [      ]

Portfolio management

[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

Purchase and sale of fund shares

The fund will issue and redeem shares at net asset value (NAV) only in a large specified number of shares, each called a "creation unit," or multiples thereof. A creation unit consists of [     ] shares.

Large Cap ETF—Fund summary 3

Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Shares of the fund are anticipated to be approved for listing and trading on the NYSE Arca, Inc. (NYSE Arca), subject to notice of issuance, and because shares trade at market prices rather than NAV, shares of the fund may trade at a price greater than or less than NAV.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

[The advisor and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of the fund shares and related services. These payments may create a conflict of interest by influencing your broker-dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.]

4	Large Cap ETF—Fund summary

Fund details

Principal investment strategies

The fund's 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that compose the fund's benchmark index. The manager anticipates that, generally, the fund will hold all of the securities that compose the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the fund may purchase a sample of securities in the Index. There also may be instances in which the manager may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the manager believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques. The fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index. The fund may also, in order to comply with the tax diversification requirements of the Internal Revenue Code of 1986, as amended (Code), temporarily invest in securities not included in the Index that are expected to be correlated with the securities included in the Index.

Given the fund's investment objective of attempting to track the Index, the fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Also, unlike many investment companies, the fund does not attempt to outperform the Index that it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

The fund may also invest up to 20% of its assets in securities and other instruments not included in the Index but that the manager believes are correlated to the Index, as well as in, among other instruments, futures, options on futures, and other derivatives for hedging purposes or to obtain efficient market exposure, and cash, cash equivalents, and money market instruments. The fund may also invest, to the extent permitted by the Investment Company Act of 1940 (Investment Company Act), in other affiliated and unaffiliated funds, such as open-end or closed-end management investment companies, including other exchange-traded funds (ETFs).

Securities lending

The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund's total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The fund could also lose money if investments made with cash collateral decline in value.

Principal risks of investing

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Below are descriptions of the main factors that may play a role in shaping the fund's overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund's Statement of Additional Information (SAI).

Cybersecurity risk

Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a subadvisor, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Large Cap ETF—Fund details 5

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits, debt crises in the eurozone; S&P's downgrade of U.S. long-term sovereign debt; economic stimulus by the Japanese central bank; declines in oil prices; and dramatic changes in currency exchange rates. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions successfully will depend in part on its subadvisor's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the subadvisor only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions

6	Large Cap ETF—Fund details

to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options on futures. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options on futures. Counterparty risk does not apply to exchange-traded options.

Index risk

The fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the fund is not "actively" managed, unless a specific security is removed from the Index, the fund generally would not sell a security because the security's issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the fund's ability to adjust its exposure to the required levels in order to track the Index. The fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the fund's performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy of such third party data. The Index is new and has a limited performance history. Errors in the construction of the Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the fund and its shareholders.

Industry or sector investing risk

When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and others factors affecting that industry or sector.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Net asset value risk

Large Cap ETF—Fund details 7

The NAV of the fund and the value of your investment will fluctuate. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. In addition, disruptions to creations and redemptions, including disruptions at market makers, authorized participants or market participants, or during periods of significant market volatility, may result in trading prices for shares of a fund that differ significantly from its NAV.

Tracking error risk

Tracking error is the divergence of the fund's performance from that of the Index. The fund's portfolio composition and performance may not match, and may vary substantially from, that of the Index for any period of time, in part because there may be a delay in the fund's implementation of any changes to the composition of the Index. Tracking error may also occur because of pricing differences, transaction costs, differences in accrual of dividends, or the need to meet new or existing regulatory requirements. Unlike the fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. Because the Index is not subject to the tax diversification requirements to which the fund must adhere, the fund may be required to deviate its investments from the securities and relative weightings of the Index. For tax efficiency purposes, the fund may sell certain securities to realize losses, which will result in a deviation from the Index.

Trading issues risk

Trading in shares of the fund on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca's "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund will continue to be met or will remain unchanged.

Tax-advantaged product structure

Unlike many conventional mutual funds that are only bought and sold at closing NAVs, the shares of the fund have been designed to be created and redeemed principally in-kind in creation units at each day's market close at the fund's NAV and to be tradable in a secondary market on an intra-day basis. These in-kind arrangements are designed to mitigate adverse effects on the fund's portfolio that could arise from frequent cash purchase and redemption transactions that affect the NAV of the fund. Moreover, in contrast to conventional mutual funds, where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities that, in turn, may generate taxable gain, the in-kind redemption mechanism of the fund, to the extent used, generally is not expected to lead to a tax event for shareholders whose shares are not being redeemed.

Who's who

The following are the names of the various entities involved with the fund's investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund's business activities and retain the services of the various firms that carry out the fund's operations.

Investment advisor

Manages the fund's business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.

John Hancock is one of the most recognized and respected names in the financial services industry. The advisor's parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of [     ], the advisor had total assets under management of approximately $[     ] billion.

Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the fund. The advisor selects, contracts with and compensates one or more subadvisors to manage on a day-to-day basis all or a portion of the fund's portfolio assets subject to oversight by the advisor. The advisor is responsible for overseeing and implementing the fund's investment program and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) reviews the performance of the subadvisor; and (iii) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these research and monitoring services.

The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisors or the fees paid to a subadvisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the advisor to appoint a subadvisor that is an affiliate of the advisor or the fund (other than by reason of serving as a subadvisor to the fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

Management fee

8	Large Cap ETF—Fund details

The fund will pay the advisor a management fee of [     ]% of the fund's average daily net assets.

The basis for the Trustees' approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund's shareholder report for the period ending [     ].

Additional information about fund expenses

The fund's annual operating expenses will likely vary throughout the period and from year to year. The fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table, for some of the following reasons: (i) a significant decrease in anticipated average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (ii) fees may be incurred for extraordinary events such as fund tax expenses.

Subadvisor

Handles the fund's day-to-day portfolio management.

[Subadvisor name]
[Subadvisor address]

[     ] serves as subadvisor to the fund. [     ] is a [company], founded in [     ]. As of [     ], [     ] managed, on a worldwide basis, approximately $[     ] billion for [mutual fund and institutional investors, such as pension plans, endowments and foundations.]

The following are brief biographical profiles of the leaders of the fund's investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund's portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, please see the SAI.

[To be provided.]

Custodian

Holds the fund's assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund's net asset value.

[Custodian name]
[Custodian address]

Principal distributor

Distributes creation units for the fund on an agency basis, does not maintain a secondary market in shares of the fund, and has no role in determining the investment policies of the fund or the securities that are purchased or sold by the fund.

[Distributor name]
[Distributor address]

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of creation and redemption orders.

[TA name]
[TA address]

Large Cap ETF—Fund details 9

Financial highlights

This section normally details the financial performance of the fund. Because the fund had not yet commenced operations as of the date of this prospectus, there are no financial highlights to report.

10	Large Cap ETF—Fund details

Shareholder information

Buying and selling shares

Shares of the fund may be acquired or redeemed directly from the fund only in creation units or multiples thereof, as discussed in the "Creations and redemptions" section of this prospectus. Only an authorized participant (as defined in the "Creations and redemptions" section) may engage in creation or redemption transactions directly with the fund. Once created, shares of the fund generally trade in the secondary market in amounts less than a creation unit.

Shares of the fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the fund shares listing will continue or remain unchanged. The Trust does not impose any minimum investment for shares of a fund purchased on an exchange. Buying or selling the fund's shares involves certain costs that apply to all securities transactions. When buying or selling shares of the fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the fund based on its trading volume and market liquidity, and is generally less if the fund has more trading volume and market liquidity and more if the fund has less trading volume and market liquidity.

The fund's primary listing exchange is NYSE Arca. NYSE Arca is open for trading Monday through Friday and is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A "Business Day" with respect to the fund is each day the New York Stock Exchange, NYSE Arca and the Trust are open and includes any day that the fund is required to be open under Section 22(e) of the Investment Company Act. Orders from authorized participants to create or redeem creation units will only be accepted on a Business Day. On days when NYSE Arca closes earlier than normal, the fund may require orders to create or redeem creation units to be placed earlier in the day. Please see the SAI for more information.

Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies and companies relying on Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act in the securities of other investment companies.

The Board of Trustees has not adopted a policy of monitoring for frequent purchases and redemptions of fund shares ("frequent trading") that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of the fund's portfolio securities after the close of the primary markets for the fund's portfolio securities and the reflection of that change in the fund's NAV ("market timing"). The Trust believes this is appropriate because ETFs, such as the fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of fund shares remains at or close to NAV. Since the fund issues and redeems creation units at NAV plus applicable transaction fees, and the fund's shares may be purchased and sold on NYSE Arca at prevailing market prices, the risks of frequent trading are limited. Registered investment companies are permitted to invest in the fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Rule 12b-1 fees

Rule 12b-1 fees may be paid to the fund's distributor and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, creation units, and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because Rule 12b-1 fees may be paid out of the fund's assets on an ongoing basis, over time they may increase the cost of your investment and may cost shareholders more than other types of sales charges. Currently, no Rule 12b-1 fees are charged.

Your broker-dealer or agent may charge you a fee to effect transactions in creation units.

Payment to broker-dealers and other financial intermediaries

The advisor or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, "intermediaries") related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the fund and certain other John Hancock funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the fund. Rather, such payments are made by the advisor or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the John Hancock funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the fund or other John Hancock funds over another investment. More information regarding these payments is contained in the fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from the advisor or its affiliates.

Valuation of fund shares

The net asset value (NAV) for shares of the fund is determined once daily as of the close of regular trading of the NYSE (typically 4:00 P.M. , Eastern time, on each business day that the NYSE is open). On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund's NAV is not calculated. Consequently, the fund's portfolio securities may trade and

Large Cap ETF—Shareholder information 11

the NAV of the fund's shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

The NAV is computed by dividing the total assets of the fund, minus liabilities of the fund, by the number of fund shares outstanding. The current NAV of the fund is available on our website at [     ].

Valuation of portfolio securities

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund's Pricing Committee in certain instances pursuant to procedures established by the Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is valued at the price on the exchange where the security was acquired or most likely will be sold. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor. Certain short-term securities purchased with an original or remaining maturity of 60 days or less remaining at par, are valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Exchange-traded options are valued at the mean of the most recent bid and ask prices. Futures contracts are valued at settlement prices. If settlement prices are not available, futures contracts may be valued using last traded prices. Shares of other open-end investment companies that are not ETFs (underlying funds) are valued based on the NAVs of such underlying funds.

If market quotations or official closing prices are not readily available or are otherwise deemed unreliable because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Trustees. The Trustees are assisted in their responsibility to fair value securities by the fund's Pricing Committee, and the actual calculation of a security's fair value may be made by the Pricing Committee acting pursuant to the procedures established by the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund's NAV reflects the fair market value of the fund's portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund's investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund's NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Distributions

The fund pays distributions from its investment income and from net realized capital gains.

Distributions from net investment income and distributions from net capital gains, if any, are declared and paid as follows:

	Investment income dividends ($)		Capital gains distributions
	Declared	Paid	Declared and Paid
John Hancock Large Cap ETF	[ ]	[ ]	Annually

In addition to the net investment income dividends declared [     ] and paid [     ], the fund may also earn additional net investment income throughout the year. Any additional net investment income will be distributed [     ] as a declared event and paid to shareholders of record for such events.

From time to time, a portion of the fund's distributions may constitute a return of capital for tax purposes and/or may include amounts in excess of the fund's net investment income for the period calculated in accordance with generally accepted accounting principles.

Dividends and other distributions on shares of the fund are distributed on a pro rata basis to beneficial owners of such Shares. Dividend payments are made through Depository Trust Company (DTC) participants and indirect participants (each as described in the "Book entry" section, below) to beneficial owners then of record with proceeds received from a fund.

No dividend reinvestment service is provided by the fund. Broker-dealers may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of the fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the fund purchased in the secondary market.

Book entry

DTC serves as securities depository for the shares. (The shares may be held only in book-entry form; stock certificates will not be issued.) DTC, or its nominee, is the record or registered owner of all outstanding shares. Beneficial ownership of shares will be shown on the records of DTC or its participants (described below). Beneficial owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to

12	Large Cap ETF—Shareholder information

exercise any rights of a holder of shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) "DTC participants," i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) "indirect participants," i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC participants to take such action and that the DTC participants would authorize the indirect participants and beneficial owners acting through such DTC participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

Creations and redemptions

Prior to trading in the secondary market, shares of the fund are "created" at NAV by market makers, large investors and institutions only in block-size creation units of [     ] shares or multiples thereof. Each "creator" or "authorized participant" enters into an authorized participant agreement with the fund's distributor.

A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the positions of the fund's portfolio (including cash positions). However, creation and redemption baskets may differ under certain circumstances.

Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. Except when aggregated in creation units, shares are not redeemable by the fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

Only an authorized participant may create or redeem creation units directly with the fund. In the event of a system failure or other interruption, including disruptions at market makers or authorized participants, orders to purchase or redeem creation units either may not be executed according to the fund's instructions or may not be executed at all, or the fund may not be able to place or change orders.

When the fund engages in in-kind transactions, the fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an authorized participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the distributor with respect to creations and redemptions of creation unit aggregations. Information about the procedures regarding creation and redemption of creation units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the fund's SAI.

Taxation

As with any investment, you should consider how your investment in the fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of fund distributions and the sale of your fund shares.

Distributions

The fund contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the fund are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional fund shares or receive them in cash. For federal tax purposes, the fund's distributions attributable to net investment income and short-term capital gains are taxable to you as ordinary income while distributions of long-term capital gains are taxable to you as long-term capital gains, no matter how long you have owned your fund shares.

Under current provisions of the Code, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual's income exceeds certain threshold amounts. Fund distributions to noncorporate shareholders attributable to dividends received by the fund from U.S. and certain qualified foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. For these lower rates to apply, the non-corporate shareholder must own fund shares for at least 61 days during the 121-day period beginning 60 days before the fund's ex-dividend date. The percentage of dividends eligible for the lower rates may be reduced as a result of the fund's securities lending activities, hedging activities or high portfolio turnover rate.

A percentage of the fund's dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the fund's securities lending activities, hedging activities or high portfolio turnover rate. Distributions in excess of the fund's current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of

Large Cap ETF—Shareholder information 13

shares. A distribution will reduce the fund's NAV per share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital. Character and tax status of all distributions will be available to shareholders after the close of each calendar year.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

The fund's transactions in derivatives (such as futures contracts and swaps) will be subject to special tax rules, the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to you. The fund's use of derivatives may result in the fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not use derivatives.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the fund may deduct these taxes in computing its taxable income.

If you buy shares of the fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying into a dividend."

Taxes on creations and redemptions of creation units

A person who exchanges securities for creation units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the creation units at the time of exchange and the sum of the exchanger's aggregate basis in the securities surrendered and the amount of any cash paid for such creation units. A person who exchanges creation units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the creation units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for creation units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities for creation units or redeeming creation units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.

Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of creation units is generally treated as long-term capital gain or loss if the shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

Sales of fund shares

Your sale of fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, such as pursuant to a dividend reinvestment in shares of that fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Other information

You may be subject to backup withholding at a rate of 28% with respect to taxable distributions if you do not provide your correct taxpayer identification number, or certify that it is correct, or if you have been notified by the IRS that you are subject to backup withholding.

Non-U.S. investors are generally subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their fund shares.

Effective July 1, 2014, withholding of U.S. tax (at a 30% rate) is required with respect to payments of taxable dividends and (effective January 1, 2017) certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.

Legislation passed by Congress requires reporting to you and the IRS annually on Form 1099-B not only the gross proceeds of fund shares you sell or redeem but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts. You should carefully review the cost basis information provided by the applicable intermediary and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal income tax returns.

14	Large Cap ETF—Shareholder information

Index provider

Index provider

[The Index is created and sponsored by an affiliated person of the Trust and the Adviser.]

[To be provided.]

Index disclaimers

[To be provided.]

Large Cap ETF—Index provider 15

Other information

Premium/discount information

The fund has not yet commenced operations and, therefore, does not have information about the differences between the fund's daily market price on NYSE Arca and its NAV. Information regarding how often the shares of the fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the fund during the past four calendar quarters, as applicable, can be found (when available) at [     ].com.

Continuous offering

The method by which creation units are created and traded may raise certain issues under applicable securities laws. Because new creation units are issued and sold by the Trust on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (Securities Act), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes creation units after placing an order with the distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the fund and the advisor may purchase and resell fund shares pursuant to this prospectus.

16	Large Cap ETF—Other information

For more information

Two documents are available that offer further information on the fund:

Annual/semiannual report to shareholders

Will include financial statements, a discussion of the market conditions, and investment strategies that significantly affected performance, as well as the auditor's report (in the annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund's policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents or request other information

There are several ways you can get a current annual/semiannual report, prospectus, or SAI from John Hancock, request other information, or make inquiries:

Online: [     ]

By mail: [     ]

By phone: [     ]

By TTY: [ ]

You can also view or obtain copies of these documents through the SEC:

Online: sec.gov

By email (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

In person: at the SEC's Public Reference Room in Washington, DC

For access to the Reference Room call 202-551-8090.

© 2015 LCETF [ ], 2015 SEC file number: [     ]

John Hancock Large Cap Value ETF

NYSE Arca:	—

Prospectus
[ ], 2015

Subject to Completion
Preliminary Prospectus dated April 24, 2015

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities in any state where the offer or sale is not permitted.

The Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Fund summary
The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.

2	Large Cap Value ETF
Fund details
More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

5	Principal investment strategies
5	Principal risks of investing
8	Tax-advantaged product structure
8	Who's who
10	Financial highlights
Shareholder information
Details regarding buying and selling shares, as well as information about distributions, taxation, and other matters relating to an investment in the fund.

11	Buying and selling shares
11	Payment to broker-dealers and other financial intermediaries
11	Valuation of fund shares
12	Valuation of portfolio securities
12	Distributions
12	Book entry
13	Creations and redemptions
13	Taxation
15	Index provider
16	Premium/discount information
16	Continuous offering
For more information See back cover

Fund summary

John Hancock

Large Cap Value ETF

Investment objective

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the [Large Cap Value Index] (the Index).

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[ ]
Other expenses [1]	[ ]
Total annual fund operating expenses	[ ]
Contractual expense reimbursement [2]	[ ]
Total annual fund operating expenses after expense reimbursements	[ ]
[1]	"Other expenses" have been estimated to reflect expenses expected to be incurred in the fund's first fiscal year.
[2]

[The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which Expenses of the fund exceed [  ]% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on [    ], unless renewed by mutual agreement of the fund and the advisor based on a determination that this is appropriate under the circumstances at that time.]

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	[ ]
3 years	[ ]

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that comprise the fund's benchmark index. The Index is designed to comprise a subset of securities in the U.S. Universe issued by companies whose market capitalizations are larger than the 750th largest U.S. company that are considered to be "value stocks" at the time of reconstitution. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value. In selecting and weighting securities in the Index, the Index Provider uses a rules based process incorporating sources of expected returns (an increased focus on value securities that have smaller market capitalizations, higher profitability, and/or higher book-to-market ratios relative to other value securities in the eligible universe). The U.S. Universe is defined as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE MKT LLC, NASDAQ Global Market or such other securities exchanges deemed appropriate by the Index Provider.

As of [     ], 2015, the Index included [     ] securities of companies with a market capitalization range of approximately $[     ] billion to $[     ] billion and a weighted average market capitalization of $[     ] billion. These amounts are subject to change.

2	Large Cap Value ETF—Fund summary

The fund, using a "passive" or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and the fund's shares will fluctuate in price, meaning you could lose money.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Index risk. Because the fund is not "actively" managed, its performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Net asset value risk. The net asset value (NAV) of the fund and the value of your investment may fluctuate. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tracking error risk. The fund's portfolio composition and performance may not match, and may vary substantially from, that of the Index due to factors such as the fees and expenses of the fund, transaction costs, differences in accrual of dividends, delays in the fund's implementation of changes to the Index or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Trading issues risk. Trading in shares on NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund will continue to be met.

Value investment style risk. The fund's value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor [      ]

Large Cap Value ETF—Fund summary 3

Portfolio management

[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

Purchase and sale of fund shares

The fund will issue and redeem shares at net asset value (NAV) only in a large specified number of shares, each called a "creation unit," or multiples thereof. A creation unit consists of [     ] shares.

Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Shares of the fund are anticipated to be approved for listing and trading on the NYSE Arca, Inc. (NYSE Arca), subject to notice of issuance, and because shares trade at market prices rather than NAV, shares of the fund may trade at a price greater than or less than NAV.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

[The advisor and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of the fund shares and related services. These payments may create a conflict of interest by influencing your broker-dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.]

4	Large Cap Value ETF—Fund summary

Fund details

Principal investment strategies

The fund's 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that compose the fund's benchmark index. The manager anticipates that, generally, the fund will hold all of the securities that compose the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the fund may purchase a sample of securities in the Index. There also may be instances in which the manager may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the manager believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques. The fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index. The fund may also, in order to comply with the tax diversification requirements of the Internal Revenue Code of 1986, as amended (Code), temporarily invest in securities not included in the Index that are expected to be correlated with the securities included in the Index.

Given the fund's investment objective of attempting to track the Index, the fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Also, unlike many investment companies, the fund does not attempt to outperform the Index that it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

The fund may also invest up to 20% of its assets in securities and other instruments not included in the Index but that the manager believes are correlated to the Index, as well as in, among other instruments, futures, options on futures, and other derivatives for hedging purposes or to obtain efficient market exposure, and cash, cash equivalents, and money market instruments. The fund may also invest, to the extent permitted by the Investment Company Act of 1940 (Investment Company Act), in other affiliated and unaffiliated funds, such as open-end or closed-end management investment companies, including other exchange-traded funds (ETFs).

Securities lending

The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund's total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The fund could also lose money if investments made with cash collateral decline in value.

Principal risks of investing

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Below are descriptions of the main factors that may play a role in shaping the fund's overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund's Statement of Additional Information (SAI).

Cybersecurity risk

Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a subadvisor, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Large Cap Value ETF—Fund details 5

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits, debt crises in the eurozone; S&P's downgrade of U.S. long-term sovereign debt; economic stimulus by the Japanese central bank; declines in oil prices; and dramatic changes in currency exchange rates. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadvisor believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisor to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisor investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. The fund's strategy of investing in value stocks also carries the risk that in certain markets, value stocks will underperform growth stocks.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions successfully will depend in part on its subadvisor's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the subadvisor only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without

6	Large Cap Value ETF—Fund details

a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options on futures. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options on futures. Counterparty risk does not apply to exchange-traded options.

Index risk

The fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the fund is not "actively" managed, unless a specific security is removed from the Index, the fund generally would not sell a security because the security's issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the fund's ability to adjust its exposure to the required levels in order to track the Index. The fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the fund's performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy of such third party data. The Index is new and has a limited performance history. Errors in the construction of the Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the fund and its shareholders.

Industry or sector investing risk

When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and others factors affecting that industry or sector.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Large company risk

Large Cap Value ETF—Fund details 7

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Net asset value risk

The NAV of the fund and the value of your investment will fluctuate. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. In addition, disruptions to creations and redemptions, including disruptions at market makers, authorized participants or market participants, or during periods of significant market volatility, may result in trading prices for shares of a fund that differ significantly from its NAV.

Tracking error risk

Tracking error is the divergence of the fund's performance from that of the Index. The fund's portfolio composition and performance may not match, and may vary substantially from, that of the Index for any period of time, in part because there may be a delay in the fund's implementation of any changes to the composition of the Index. Tracking error may also occur because of pricing differences, transaction costs, differences in accrual of dividends, or the need to meet new or existing regulatory requirements. Unlike the fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. Because the Index is not subject to the tax diversification requirements to which the fund must adhere, the fund may be required to deviate its investments from the securities and relative weightings of the Index. For tax efficiency purposes, the fund may sell certain securities to realize losses, which will result in a deviation from the Index.

Trading issues risk

Trading in shares of the fund on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca's "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund will continue to be met or will remain unchanged.

Value investment style risk

The fund's value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Tax-advantaged product structure

Unlike many conventional mutual funds that are only bought and sold at closing NAVs, the shares of the fund have been designed to be created and redeemed principally in-kind in creation units at each day's market close at the fund's NAV and to be tradable in a secondary market on an intra-day basis. These in-kind arrangements are designed to mitigate adverse effects on the fund's portfolio that could arise from frequent cash purchase and redemption transactions that affect the NAV of the fund. Moreover, in contrast to conventional mutual funds, where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities that, in turn, may generate taxable gain, the in-kind redemption mechanism of the fund, to the extent used, generally is not expected to lead to a tax event for shareholders whose shares are not being redeemed.

Who's who

The following are the names of the various entities involved with the fund's investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund's business activities and retain the services of the various firms that carry out the fund's operations.

Investment advisor

Manages the fund's business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.

John Hancock is one of the most recognized and respected names in the financial services industry. The advisor's parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of [     ], the advisor had total assets under management of approximately $[     ] billion.

Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the fund. The advisor selects, contracts with and compensates one or more subadvisors to manage on a day-to-day basis all or a portion of the fund's portfolio assets subject to oversight by the advisor. The advisor is responsible for overseeing and implementing the fund's investment program and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition

8	Large Cap Value ETF—Fund details

services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) reviews the performance of the subadvisor; and (iii) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these research and monitoring services.

The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisors or the fees paid to a subadvisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the advisor to appoint a subadvisor that is an affiliate of the advisor or the fund (other than by reason of serving as a subadvisor to the fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

Management fee

The fund will pay the advisor a management fee of [     ]% of the fund's average daily net assets.

The basis for the Trustees' approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund's shareholder report for the period ending [     ].

Additional information about fund expenses

The fund's annual operating expenses will likely vary throughout the period and from year to year. The fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table, for some of the following reasons: (i) a significant decrease in anticipated average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (ii) fees may be incurred for extraordinary events such as fund tax expenses.

Subadvisor

Handles the fund's day-to-day portfolio management.

[Subadvisor name]
[Subadvisor address]

[     ] serves as subadvisor to the fund. [     ] is a [company], founded in [     ]. As of [     ], [     ] managed, on a worldwide basis, approximately $[     ] billion for [mutual fund and institutional investors, such as pension plans, endowments and foundations.]

The following are brief biographical profiles of the leaders of the fund's investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund's portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, please see the SAI.

[To be provided.]

Custodian

Holds the fund's assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund's net asset value.

[Custodian name]
[Custodian address]

Principal distributor

Distributes creation units for the fund on an agency basis, does not maintain a secondary market in shares of the fund, and has no role in determining the investment policies of the fund or the securities that are purchased or sold by the fund.

[Distributor name]
[Distributor address]

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of creation and redemption orders.

[TA name]
[TA address]

Large Cap Value ETF—Fund details 9

Financial highlights

This section normally details the financial performance of the fund. Because the fund had not yet commenced operations as of the date of this prospectus, there are no financial highlights to report.

10	Large Cap Value ETF—Fund details

Shareholder information

Buying and selling shares

Shares of the fund may be acquired or redeemed directly from the fund only in creation units or multiples thereof, as discussed in the "Creations and redemptions" section of this prospectus. Only an authorized participant (as defined in the "Creations and redemptions" section) may engage in creation or redemption transactions directly with the fund. Once created, shares of the fund generally trade in the secondary market in amounts less than a creation unit.

Shares of the fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the fund shares listing will continue or remain unchanged. The Trust does not impose any minimum investment for shares of a fund purchased on an exchange. Buying or selling the fund's shares involves certain costs that apply to all securities transactions. When buying or selling shares of the fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the fund based on its trading volume and market liquidity, and is generally less if the fund has more trading volume and market liquidity and more if the fund has less trading volume and market liquidity.

The fund's primary listing exchange is NYSE Arca. NYSE Arca is open for trading Monday through Friday and is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A "Business Day" with respect to the fund is each day the New York Stock Exchange, NYSE Arca and the Trust are open and includes any day that the fund is required to be open under Section 22(e) of the Investment Company Act. Orders from authorized participants to create or redeem creation units will only be accepted on a Business Day. On days when NYSE Arca closes earlier than normal, the fund may require orders to create or redeem creation units to be placed earlier in the day. Please see the SAI for more information.

Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies and companies relying on Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act in the securities of other investment companies.

The Board of Trustees has not adopted a policy of monitoring for frequent purchases and redemptions of fund shares ("frequent trading") that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of the fund's portfolio securities after the close of the primary markets for the fund's portfolio securities and the reflection of that change in the fund's NAV ("market timing"). The Trust believes this is appropriate because ETFs, such as the fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of fund shares remains at or close to NAV. Since the fund issues and redeems creation units at NAV plus applicable transaction fees, and the fund's shares may be purchased and sold on NYSE Arca at prevailing market prices, the risks of frequent trading are limited. Registered investment companies are permitted to invest in the fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Rule 12b-1 fees

Rule 12b-1 fees may be paid to the fund's distributor and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, creation units, and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because Rule 12b-1 fees may be paid out of the fund's assets on an ongoing basis, over time they may increase the cost of your investment and may cost shareholders more than other types of sales charges. Currently, no Rule 12b-1 fees are charged.

Your broker-dealer or agent may charge you a fee to effect transactions in creation units.

Payment to broker-dealers and other financial intermediaries

The advisor or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, "intermediaries") related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the fund and certain other John Hancock funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the fund. Rather, such payments are made by the advisor or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the John Hancock funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the fund or other John Hancock funds over another investment. More information regarding these payments is contained in the fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from the advisor or its affiliates.

Valuation of fund shares

The net asset value (NAV) for shares of the fund is determined once daily as of the close of regular trading of the NYSE (typically 4:00 P.M. , Eastern time, on each business day that the NYSE is open). On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund's NAV is not calculated. Consequently, the fund's portfolio securities may trade and

Large Cap Value ETF—Shareholder information 11

the NAV of the fund's shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

The NAV is computed by dividing the total assets of the fund, minus liabilities of the fund, by the number of fund shares outstanding. The current NAV of the fund is available on our website at [     ].

Valuation of portfolio securities

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund's Pricing Committee in certain instances pursuant to procedures established by the Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is valued at the price on the exchange where the security was acquired or most likely will be sold. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor. Certain short-term securities purchased with an original or remaining maturity of 60 days or less remaining at par, are valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Exchange-traded options are valued at the mean of the most recent bid and ask prices. Futures contracts are valued at settlement prices. If settlement prices are not available, futures contracts may be valued using last traded prices. Shares of other open-end investment companies that are not ETFs (underlying funds) are valued based on the NAVs of such underlying funds.

If market quotations or official closing prices are not readily available or are otherwise deemed unreliable because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Trustees. The Trustees are assisted in their responsibility to fair value securities by the fund's Pricing Committee, and the actual calculation of a security's fair value may be made by the Pricing Committee acting pursuant to the procedures established by the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund's NAV reflects the fair market value of the fund's portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund's investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund's NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Distributions

The fund pays distributions from its investment income and from net realized capital gains.

Distributions from net investment income and distributions from net capital gains, if any, are declared and paid as follows:

	Investment income dividends ($)		Capital gains distributions
	Declared	Paid	Declared and Paid
John Hancock Large Cap Value ETF	[ ]	[ ]	Annually

In addition to the net investment income dividends declared [     ] and paid [     ], the fund may also earn additional net investment income throughout the year. Any additional net investment income will be distributed [     ] as a declared event and paid to shareholders of record for such events.

From time to time, a portion of the fund's distributions may constitute a return of capital for tax purposes and/or may include amounts in excess of the fund's net investment income for the period calculated in accordance with generally accepted accounting principles.

Dividends and other distributions on shares of the fund are distributed on a pro rata basis to beneficial owners of such Shares. Dividend payments are made through Depository Trust Company (DTC) participants and indirect participants (each as described in the "Book entry" section, below) to beneficial owners then of record with proceeds received from a fund.

No dividend reinvestment service is provided by the fund. Broker-dealers may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of the fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the fund purchased in the secondary market.

Book entry

DTC serves as securities depository for the shares. (The shares may be held only in book-entry form; stock certificates will not be issued.) DTC, or its nominee, is the record or registered owner of all outstanding shares. Beneficial ownership of shares will be shown on the records of DTC or its participants (described below). Beneficial owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to

12	Large Cap Value ETF—Shareholder information

exercise any rights of a holder of shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) "DTC participants," i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) "indirect participants," i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC participants to take such action and that the DTC participants would authorize the indirect participants and beneficial owners acting through such DTC participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

Creations and redemptions

Prior to trading in the secondary market, shares of the fund are "created" at NAV by market makers, large investors and institutions only in block-size creation units of [     ] shares or multiples thereof. Each "creator" or "authorized participant" enters into an authorized participant agreement with the fund's distributor.

A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the positions of the fund's portfolio (including cash positions). However, creation and redemption baskets may differ under certain circumstances.

Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. Except when aggregated in creation units, shares are not redeemable by the fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

Only an authorized participant may create or redeem creation units directly with the fund. In the event of a system failure or other interruption, including disruptions at market makers or authorized participants, orders to purchase or redeem creation units either may not be executed according to the fund's instructions or may not be executed at all, or the fund may not be able to place or change orders.

When the fund engages in in-kind transactions, the fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an authorized participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the distributor with respect to creations and redemptions of creation unit aggregations. Information about the procedures regarding creation and redemption of creation units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the fund's SAI.

Taxation

As with any investment, you should consider how your investment in the fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of fund distributions and the sale of your fund shares.

Distributions

The fund contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the fund are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional fund shares or receive them in cash. For federal tax purposes, the fund's distributions attributable to net investment income and short-term capital gains are taxable to you as ordinary income while distributions of long-term capital gains are taxable to you as long-term capital gains, no matter how long you have owned your fund shares.

Under current provisions of the Code, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual's income exceeds certain threshold amounts. Fund distributions to noncorporate shareholders attributable to dividends received by the fund from U.S. and certain qualified foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. For these lower rates to apply, the non-corporate shareholder must own fund shares for at least 61 days during the 121-day period beginning 60 days before the fund's ex-dividend date. The percentage of dividends eligible for the lower rates may be reduced as a result of the fund's securities lending activities, hedging activities or high portfolio turnover rate.

A percentage of the fund's dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the fund's securities lending activities, hedging activities or high portfolio turnover rate. Distributions in excess of the fund's current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of

Large Cap Value ETF—Shareholder information 13

shares. A distribution will reduce the fund's NAV per share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital. Character and tax status of all distributions will be available to shareholders after the close of each calendar year.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

The fund's transactions in derivatives (such as futures contracts and swaps) will be subject to special tax rules, the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to you. The fund's use of derivatives may result in the fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not use derivatives.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the fund may deduct these taxes in computing its taxable income.

If you buy shares of the fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying into a dividend."

Taxes on creations and redemptions of creation units

A person who exchanges securities for creation units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the creation units at the time of exchange and the sum of the exchanger's aggregate basis in the securities surrendered and the amount of any cash paid for such creation units. A person who exchanges creation units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the creation units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for creation units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities for creation units or redeeming creation units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.

Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of creation units is generally treated as long-term capital gain or loss if the shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

Sales of fund shares

Your sale of fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, such as pursuant to a dividend reinvestment in shares of that fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Other information

You may be subject to backup withholding at a rate of 28% with respect to taxable distributions if you do not provide your correct taxpayer identification number, or certify that it is correct, or if you have been notified by the IRS that you are subject to backup withholding.

Non-U.S. investors are generally subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their fund shares.

Effective July 1, 2014, withholding of U.S. tax (at a 30% rate) is required with respect to payments of taxable dividends and (effective January 1, 2017) certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.

Legislation passed by Congress requires reporting to you and the IRS annually on Form 1099-B not only the gross proceeds of fund shares you sell or redeem but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts. You should carefully review the cost basis information provided by the applicable intermediary and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal income tax returns.

14	Large Cap Value ETF—Shareholder information

Index provider

Index provider

[The Index is created and sponsored by an affiliated person of the Trust and the Adviser.]

[To be provided.]

Index disclaimers

[To be provided.]

Large Cap Value ETF—Index provider 15

Other information

Premium/discount information

The fund has not yet commenced operations and, therefore, does not have information about the differences between the fund's daily market price on NYSE Arca and its NAV. Information regarding how often the shares of the fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the fund during the past four calendar quarters, as applicable, can be found (when available) at [     ].com.

Continuous offering

The method by which creation units are created and traded may raise certain issues under applicable securities laws. Because new creation units are issued and sold by the Trust on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (Securities Act), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes creation units after placing an order with the distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the fund and the advisor may purchase and resell fund shares pursuant to this prospectus.

16	Large Cap Value ETF—Other information

For more information

Two documents are available that offer further information on the fund:

Annual/semiannual report to shareholders

Will include financial statements, a discussion of the market conditions, and investment strategies that significantly affected performance, as well as the auditor's report (in the annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund's policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents or request other information

There are several ways you can get a current annual/semiannual report, prospectus, or SAI from John Hancock, request other information, or make inquiries:

Online: [     ]

By mail: [     ]

By phone: [     ]

By TTY: [ ]

You can also view or obtain copies of these documents through the SEC:

Online: sec.gov

By email (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

In person: at the SEC's Public Reference Room in Washington, DC

For access to the Reference Room call 202-551-8090.

© 2015 LCVETF [ ], 2015 SEC file number: [     ]

John Hancock Mid Cap ETF

NYSE Arca:	—

Prospectus
[ ], 2015

Subject to Completion
Preliminary Prospectus dated April 24, 2015

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities in any state where the offer or sale is not permitted.

The Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Fund summary
The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.

2	Mid Cap ETF
Fund details
More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

5	Principal investment strategies
5	Principal risks of investing
8	Tax-advantaged product structure
8	Who's who
10	Financial highlights
Shareholder information
Details regarding buying and selling shares, as well as information about distributions, taxation, and other matters relating to an investment in the fund.

11	Buying and selling shares
11	Payment to broker-dealers and other financial intermediaries
11	Valuation of fund shares
12	Valuation of portfolio securities
12	Distributions
12	Book entry
13	Creations and redemptions
13	Taxation
15	Index provider
16	Premium/discount information
16	Continuous offering
For more information See back cover

Fund summary

John Hancock

Mid Cap ETF

Investment objective

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the [Mid Cap Index] (the Index).

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[ ]
Other expenses [1]	[ ]
Total annual fund operating expenses	[ ]
Contractual expense reimbursement [2]	[ ]
Total annual fund operating expenses after expense reimbursements	[ ]
[1]	"Other expenses" have been estimated to reflect expenses expected to be incurred in the fund's first fiscal year.
[2]

[The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which Expenses of the fund exceed [  ]% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on [    ], unless renewed by mutual agreement of the fund and the advisor based on a determination that this is appropriate under the circumstances at that time.]

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	[ ]
3 years	[ ]

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that compose the fund's benchmark index. The Index is designed to comprise a subset of securities in the U.S. Universe issued by companies whose market capitalizations are between the 300th and 900th largest U.S. company at the time of reconstitution. In selecting and weighting securities in the Index, the Index Provider uses a rules based process incorporating sources of expected returns (an increased focus on securities that have lower relative prices, smaller market capitalizations, and higher profitability relative to other securities in the eligible universe). The U.S. Universe is defined as a free float-adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market or such other securities exchanges deemed appropriate by the Index Provider.

As of [     ], 2015, the Index included [    ] securities of companies with a market capitalization range of approximately $[     ] billion to $[     ] billion and a weighted average market capitalization of $[     ] billion. These amounts are subject to change.

The fund, using a "passive" or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

2	Mid Cap ETF—Fund summary

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and the fund's shares will fluctuate in price, meaning you could lose money.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page [ ] of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Index risk. Because the fund is not "actively" managed, its performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Net asset value risk. The net asset value (NAV) of the fund and the value of your investment may fluctuate. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tracking error risk. The fund's portfolio composition and performance may not match, and may vary substantially from, that of the Index due to factors such as the fees and expenses of the fund, transaction costs, differences in accrual of dividends, delays in the fund's implementation of changes to the Index or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Trading issues risk. Trading in shares on NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund will continue to be met.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor [      ]

Portfolio management

[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

Purchase and sale of fund shares

The fund will issue and redeem shares at net asset value (NAV) only in a large specified number of shares, each called a "creation unit," or multiples thereof. A creation unit consists of [     ] shares.

Mid Cap ETF—Fund summary 3

Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Shares of the fund are anticipated to be approved for listing and trading on the NYSE Arca, Inc. (NYSE Arca), subject to notice of issuance, and because shares trade at market prices rather than NAV, shares of the fund may trade at a price greater than or less than NAV.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

[The advisor and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of the fund shares and related services. These payments may create a conflict of interest by influencing your broker-dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.]

4	Mid Cap ETF—Fund summary

Fund details

Principal investment strategies

The fund's 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that compose the fund's benchmark index. The manager anticipates that, generally, the fund will hold all of the securities that compose the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the fund may purchase a sample of securities in the Index. There also may be instances in which the manager may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the manager believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques. The fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index. The fund may also, in order to comply with the tax diversification requirements of the Internal Revenue Code of 1986, as amended (Code), temporarily invest in securities not included in the Index that are expected to be correlated with the securities included in the Index.

Given the fund's investment objective of attempting to track the Index, the fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Also, unlike many investment companies, the fund does not attempt to outperform the Index that it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

The fund may also invest up to 20% of its assets in securities and other instruments not included in the Index but that the manager believes are correlated to the Index, as well as in, among other instruments, futures, options on futures, and other derivatives for hedging purposes or to obtain efficient market exposure, and cash, cash equivalents, and money market instruments. The fund may also invest, to the extent permitted by the Investment Company Act of 1940 (Investment Company Act), in other affiliated and unaffiliated funds, such as open-end or closed-end management investment companies, including other exchange-traded funds (ETFs).

Securities lending

The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund's total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The fund could also lose money if investments made with cash collateral decline in value.

Principal risks of investing

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Below are descriptions of the main factors that may play a role in shaping the fund's overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund's Statement of Additional Information (SAI).

Cybersecurity risk

Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a subadvisor, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Mid Cap ETF—Fund details 5

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; debt crises in the eurozone; and S&P's downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions successfully will depend in part on its subadvisor's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the subadvisor only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

6	Mid Cap ETF—Fund details

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options on futures. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options on futures. Counterparty risk does not apply to exchange-traded options.

Index risk

The fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the fund is not "actively" managed, unless a specific security is removed from the Index, the fund generally would not sell a security because the security's issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the fund's ability to adjust its exposure to the required levels in order to track the Index. The fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the fund's performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy of such third party data. The Index is new and has a limited performance history. Errors in the construction of the Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the fund and its shareholders.

Industry or sector investing risk

When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and others factors affecting that industry or sector.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Medium company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the- counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or medium-sized market capitalizations. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over

Mid Cap ETF—Fund details 7

time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Net asset value risk

The NAV of the fund and the value of your investment will fluctuate. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. In addition, disruptions to creations and redemptions, including disruptions at market makers, authorized participants or market participants, or during periods of significant market volatility, may result in trading prices for shares of a fund that differ significantly from its NAV.

Tracking error risk

Tracking error is the divergence of the fund's performance from that of the Index. The fund's portfolio composition and performance may not match, and may vary substantially from, that of the Index for any period of time, in part because there may be a delay in the fund's implementation of any changes to the composition of the Index. Tracking error may also occur because of pricing differences, transaction costs, differences in accrual of dividends, or the need to meet new or existing regulatory requirements. Unlike the fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. Because the Index is not subject to the tax diversification requirements to which the fund must adhere, the fund may be required to deviate its investments from the securities and relative weightings of the Index. For tax efficiency purposes, the fund may sell certain securities to realize losses, which will result in a deviation from the Index.

Trading issues risk

Trading in shares of the fund on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca's "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund will continue to be met or will remain unchanged.

Tax-advantaged product structure

Unlike many conventional mutual funds that are only bought and sold at closing NAVs, the shares of the fund have been designed to be created and redeemed principally in-kind in creation units at each day's market close at the fund's NAV and to be tradable in a secondary market on an intra-day basis. These in-kind arrangements are designed to mitigate adverse effects on the fund's portfolio that could arise from frequent cash purchase and redemption transactions that affect the NAV of the fund. Moreover, in contrast to conventional mutual funds, where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities that, in turn, may generate taxable gain, the in-kind redemption mechanism of the fund, to the extent used, generally is not expected to lead to a tax event for shareholders whose shares are not being redeemed.

Who's who

The following are the names of the various entities involved with the fund's investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund's business activities and retain the services of the various firms that carry out the fund's operations.

Investment advisor

Manages the fund's business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.

John Hancock is one of the most recognized and respected names in the financial services industry. The advisor's parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of [     ], the advisor had total assets under management of approximately $[     ] billion.

Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the fund. The advisor selects, contracts with and compensates one or more subadvisors to manage on a day-to-day basis all or a portion of the fund's portfolio assets subject to oversight by the advisor. The advisor is responsible for overseeing and implementing the fund's investment program and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) reviews the performance of the subadvisor; and (iii) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these research and monitoring services.

The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisors or the fees paid to a subadvisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the advisor to appoint a subadvisor that is an affiliate of

8	Mid Cap ETF—Fund details

the advisor or the fund (other than by reason of serving as a subadvisor to the fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

Management fee

The fund will pay the advisor a management fee of [     ]% of the fund's average daily net assets.

The basis for the Trustees' approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund's shareholder report for the period ending [     ].

Additional information about fund expenses

The fund's annual operating expenses will likely vary throughout the period and from year to year. The fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table, for some of the following reasons: (i) a significant decrease in anticipated average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (ii) fees may be incurred for extraordinary events such as fund tax expenses.

Subadvisor

Handles the fund's day-to-day portfolio management.

[Subadvisor name]
[Subadvisor address]

[     ] serves as subadvisor to the fund. [     ] is a [company], founded in [     ]. As of [     ], [     ] managed, on a worldwide basis, approximately $[     ] billion for [mutual fund and institutional investors, such as pension plans, endowments and foundations.]

The following are brief biographical profiles of the leaders of the fund's investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund's portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, please see the SAI.

[To be provided.]

Custodian

Holds the fund's assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund's net asset value.

[Custodian name]
[Custodian address]

Principal distributor

Distributes creation units for the fund on an agency basis, does not maintain a secondary market in shares of the fund, and has no role in determining the investment policies of the fund or the securities that are purchased or sold by the fund.

[Distributor name]
[Distributor address]

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of creation and redemption orders.

[TA name]
[TA address]

Mid Cap ETF—Fund details 9

Financial highlights

This section normally details the financial performance of the fund. Because the fund had not yet commenced operations as of the date of this prospectus, there are no financial highlights to report.

10	Mid Cap ETF—Fund details

Shareholder information

Buying and selling shares

Shares of the fund may be acquired or redeemed directly from the fund only in creation units or multiples thereof, as discussed in the "Creations and redemptions" section of this prospectus. Only an authorized participant (as defined in the "Creations and redemptions" section) may engage in creation or redemption transactions directly with the fund. Once created, shares of the fund generally trade in the secondary market in amounts less than a creation unit.

Shares of the fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the fund shares listing will continue or remain unchanged. The Trust does not impose any minimum investment for shares of a fund purchased on an exchange. Buying or selling the fund's shares involves certain costs that apply to all securities transactions. When buying or selling shares of the fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the fund based on its trading volume and market liquidity, and is generally less if the fund has more trading volume and market liquidity and more if the fund has less trading volume and market liquidity.

The fund's primary listing exchange is NYSE Arca. NYSE Arca is open for trading Monday through Friday and is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A "Business Day" with respect to the fund is each day the New York Stock Exchange, NYSE Arca and the Trust are open and includes any day that the fund is required to be open under Section 22(e) of the Investment Company Act. Orders from authorized participants to create or redeem creation units will only be accepted on a Business Day. On days when NYSE Arca closes earlier than normal, the fund may require orders to create or redeem creation units to be placed earlier in the day. Please see the SAI for more information.

Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies and companies relying on Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act in the securities of other investment companies.

The Board of Trustees has not adopted a policy of monitoring for frequent purchases and redemptions of fund shares ("frequent trading") that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of the fund's portfolio securities after the close of the primary markets for the fund's portfolio securities and the reflection of that change in the fund's NAV ("market timing"). The Trust believes this is appropriate because ETFs, such as the fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of fund shares remains at or close to NAV. Since the fund issues and redeems creation units at NAV plus applicable transaction fees, and the fund's shares may be purchased and sold on NYSE Arca at prevailing market prices, the risks of frequent trading are limited. Registered investment companies are permitted to invest in the fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Rule 12b-1 fees

Rule 12b-1 fees may be paid to the fund's distributor and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, creation units, and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because Rule 12b-1 fees may be paid out of the fund's assets on an ongoing basis, over time they may increase the cost of your investment and may cost shareholders more than other types of sales charges. Currently, no Rule 12b-1 fees are charged.

Your broker-dealer or agent may charge you a fee to effect transactions in creation units.

Payment to broker-dealers and other financial intermediaries

The advisor or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, "intermediaries") related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the fund and certain other John Hancock funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the fund. Rather, such payments are made by the advisor or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the John Hancock funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the fund or other John Hancock funds over another investment. More information regarding these payments is contained in the fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from the advisor or its affiliates.

Valuation of fund shares

The net asset value (NAV) for shares of the fund is determined once daily as of the close of regular trading of the NYSE (typically 4:00 P.M. , Eastern time, on each business day that the NYSE is open). On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund's NAV is not calculated. Consequently, the fund's portfolio securities may trade and

Mid Cap ETF—Shareholder information 11

the NAV of the fund's shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

The NAV is computed by dividing the total assets of the fund, minus liabilities of the fund, by the number of fund shares outstanding. The current NAV of the fund is available on our website at [     ].

Valuation of portfolio securities

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund's Pricing Committee in certain instances pursuant to procedures established by the Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is valued at the price on the exchange where the security was acquired or most likely will be sold. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor. Certain short-term securities purchased with an original or remaining maturity of 60 days or less remaining at par, are valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Exchange-traded options are valued at the mean of the most recent bid and ask prices. Futures contracts are valued at settlement prices. If settlement prices are not available, futures contracts may be valued using last traded prices. Shares of other open-end investment companies that are not ETFs (underlying funds) are valued based on the NAVs of such underlying funds.

If market quotations or official closing prices are not readily available or are otherwise deemed unreliable because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Trustees. The Trustees are assisted in their responsibility to fair value securities by the fund's Pricing Committee, and the actual calculation of a security's fair value may be made by the Pricing Committee acting pursuant to the procedures established by the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund's NAV reflects the fair market value of the fund's portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund's investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund's NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Distributions

The fund pays distributions from its investment income and from net realized capital gains.

Distributions from net investment income and distributions from net capital gains, if any, are declared and paid as follows:

	Investment income dividends ($)		Capital gains distributions
	Declared	Paid	Declared and Paid
John Hancock Mid Cap ETF	[ ]	[ ]	Annually

In addition to the net investment income dividends declared [     ] and paid [     ], the fund may also earn additional net investment income throughout the year. Any additional net investment income will be distributed [     ] as a declared event and paid to shareholders of record for such events.

From time to time, a portion of the fund's distributions may constitute a return of capital for tax purposes and/or may include amounts in excess of the fund's net investment income for the period calculated in accordance with generally accepted accounting principles.

Dividends and other distributions on shares of the fund are distributed on a pro rata basis to beneficial owners of such Shares. Dividend payments are made through Depository Trust Company (DTC) participants and indirect participants (each as described in the "Book entry" section, below) to beneficial owners then of record with proceeds received from a fund.

No dividend reinvestment service is provided by the fund. Broker-dealers may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of the fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the fund purchased in the secondary market.

Book entry

DTC serves as securities depository for the shares. (The shares may be held only in book-entry form; stock certificates will not be issued.) DTC, or its nominee, is the record or registered owner of all outstanding shares. Beneficial ownership of shares will be shown on the records of DTC or its participants (described below). Beneficial owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to

12	Mid Cap ETF—Shareholder information

exercise any rights of a holder of shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) "DTC participants," i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) "indirect participants," i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC participants to take such action and that the DTC participants would authorize the indirect participants and beneficial owners acting through such DTC participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

Creations and redemptions

Prior to trading in the secondary market, shares of the fund are "created" at NAV by market makers, large investors and institutions only in block-size creation units of [     ] shares or multiples thereof. Each "creator" or "authorized participant" enters into an authorized participant agreement with the fund's distributor.

A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the positions of the fund's portfolio (including cash positions). However, creation and redemption baskets may differ under certain circumstances.

Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. Except when aggregated in creation units, shares are not redeemable by the fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

Only an authorized participant may create or redeem creation units directly with the fund. In the event of a system failure or other interruption, including disruptions at market makers or authorized participants, orders to purchase or redeem creation units either may not be executed according to the fund's instructions or may not be executed at all, or the fund may not be able to place or change orders.

When the fund engages in in-kind transactions, the fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an authorized participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the distributor with respect to creations and redemptions of creation unit aggregations. Information about the procedures regarding creation and redemption of creation units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the fund's SAI.

Taxation

As with any investment, you should consider how your investment in the fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of fund distributions and the sale of your fund shares.

Distributions

The fund contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the fund are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional fund shares or receive them in cash. For federal tax purposes, the fund's distributions attributable to net investment income and short-term capital gains are taxable to you as ordinary income while distributions of long-term capital gains are taxable to you as long-term capital gains, no matter how long you have owned your fund shares.

Under current provisions of the Code, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual's income exceeds certain threshold amounts. Fund distributions to noncorporate shareholders attributable to dividends received by the fund from U.S. and certain qualified foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. For these lower rates to apply, the non-corporate shareholder must own fund shares for at least 61 days during the 121-day period beginning 60 days before the fund's ex-dividend date. The percentage of dividends eligible for the lower rates may be reduced as a result of the fund's securities lending activities, hedging activities or high portfolio turnover rate.

A percentage of the fund's dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the fund's securities lending activities, hedging activities or high portfolio turnover rate. Distributions in excess of the fund's current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of

Mid Cap ETF—Shareholder information 13

shares. A distribution will reduce the fund's NAV per share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital. Character and tax status of all distributions will be available to shareholders after the close of each calendar year.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

The fund's transactions in derivatives (such as futures contracts and swaps) will be subject to special tax rules, the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to you. The fund's use of derivatives may result in the fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not use derivatives.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the fund may deduct these taxes in computing its taxable income.

If you buy shares of the fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying into a dividend."

Taxes on creations and redemptions of creation units

A person who exchanges securities for creation units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the creation units at the time of exchange and the sum of the exchanger's aggregate basis in the securities surrendered and the amount of any cash paid for such creation units. A person who exchanges creation units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the creation units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for creation units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities for creation units or redeeming creation units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.

Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of creation units is generally treated as long-term capital gain or loss if the shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

Sales of fund shares

Your sale of fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, such as pursuant to a dividend reinvestment in shares of that fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Other information

You may be subject to backup withholding at a rate of 28% with respect to taxable distributions if you do not provide your correct taxpayer identification number, or certify that it is correct, or if you have been notified by the IRS that you are subject to backup withholding.

Non-U.S. investors are generally subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their fund shares.

Effective July 1, 2014, withholding of U.S. tax (at a 30% rate) is required with respect to payments of taxable dividends and (effective January 1, 2017) certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.

Legislation passed by Congress requires reporting to you and the IRS annually on Form 1099-B not only the gross proceeds of fund shares you sell or redeem but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts. You should carefully review the cost basis information provided by the applicable intermediary and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal income tax returns.

14	Mid Cap ETF—Shareholder information

Index provider

Index provider

[The Index is created and sponsored by an affiliated person of the Trust and the Adviser.]

[To be provided.]

Index disclaimers

[To be provided.]

Mid Cap ETF—Index provider 15

Other information

Premium/discount information

The fund has not yet commenced operations and, therefore, does not have information about the differences between the fund's daily market price on NYSE Arca and its NAV. Information regarding how often the shares of the fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the fund during the past four calendar quarters, as applicable, can be found (when available) at [     ].com.

Continuous offering

The method by which creation units are created and traded may raise certain issues under applicable securities laws. Because new creation units are issued and sold by the Trust on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (Securities Act), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes creation units after placing an order with the distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the fund and the advisor may purchase and resell fund shares pursuant to this prospectus.

16	Mid Cap ETF—Other information

For more information

Two documents are available that offer further information on the fund:

Annual/semiannual report to shareholders

Will include financial statements, a discussion of the market conditions, and investment strategies that significantly affected performance, as well as the auditor's report (in the annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund's policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents or request other information

There are several ways you can get a current annual/semiannual report, prospectus, or SAI from John Hancock, request other information, or make inquiries:

Online: [     ]

By mail: [     ]

By phone: [     ]

By TTY: [ ]

You can also view or obtain copies of these documents through the SEC:

Online: sec.gov

By email (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

In person: at the SEC's Public Reference Room in Washington, DC

For access to the Reference Room call 202-551-8090.

© 2015 MCETF [ ], 2015 SEC file number: [     ]

John Hancock Mid Cap Value ETF

NYSE Arca:	—

Prospectus
[ ], 2015

Subject to Completion
Preliminary Prospectus dated April 24, 2015

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities in any state where the offer or sale is not permitted.

The Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Fund summary
The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.

2	Mid Cap Value ETF
Fund details
More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

5	Principal investment strategies
5	Principal risks of investing
8	Tax-advantaged product structure
8	Who's who
10	Financial highlights
Shareholder information
Details regarding buying and selling shares, as well as information about distributions, taxation, and other matters relating to an investment in the fund.

11	Buying and selling shares
11	Payment to broker-dealers and other financial intermediaries
11	Valuation of fund shares
12	Valuation of portfolio securities
12	Distributions
12	Book entry
13	Creations and redemptions
13	Taxation
15	Index provider
16	Premium/discount information
16	Continuous offering
For more information See back cover

Fund summary

John Hancock

Mid Cap Value ETF

Investment objective

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the [Mid Cap Value Index] (the Index).

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[ ]
Other expenses [1]	[ ]
Total annual fund operating expenses	[ ]
Contractual expense reimbursement [2]	[ ]
Total annual fund operating expenses after expense reimbursement	[ ]
[1]	"Other expenses" have been estimated to reflect expenses expected to be incurred in the fund's first fiscal year.
[2]

[The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which Expenses of the fund exceed [  ]% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on [    ], unless renewed by mutual agreement of the fund and the advisor based on a determination that this is appropriate under the circumstances at that time.]

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	[ ]
3 years	[ ]

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that compose the fund's benchmark index. The Index is designed to comprise a subset of securities in the U.S. Universe issued by companies whose market capitalizations are between the 300th and 900th largest U.S. company that are considered to be "value stocks" at the time of reconstitution. Securities are considered to be value stocks primarily because a company's shares have a high book value in relation to their market value. In selecting and weighting securities in the Index, the Index Provider uses a rules based process incorporating sources of expected returns (an increased focus on value securities that have smaller market capitalizations, higher profitability, and/or higher book-to-market ratios relative to other value securities in the eligible universe). The U.S. Universe is defined as a free float-adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market or such other securities exchanges deemed appropriate by the Index Provider.

As of [ ], 2015, the Index included [    ] securities of companies with a market capitalization range of approximately $[ ] billion to $[ ] billion and a weighted average market capitalization of $[ ] billion. These amounts are subject to change.

2	Mid Cap Value ETF—Fund summary

The fund, using a "passive" or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and the fund's shares will fluctuate in price, meaning you could lose money.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Index risk. Because the fund is not "actively" managed, its performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Net asset value risk. The net asset value (NAV) of the fund and the value of your investment may fluctuate. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tracking error risk. The fund's portfolio composition and performance may not match, and may vary substantially from, that of the Index due to factors such as the fees and expenses of the fund, transaction costs, differences in accrual of dividends, delays in the fund's implementation of changes to the Index or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Trading issues risk. Trading in shares on NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund will continue to be met.

Value investment style risk. The fund's value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor [      ]

Portfolio management

Mid Cap Value ETF—Fund summary 3

[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

Purchase and sale of fund shares

The fund will issue and redeem shares at net asset value (NAV) only in a large specified number of shares, each called a "creation unit," or multiples thereof. A creation unit consists of [     ] shares.

Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Shares of the fund are anticipated to be approved for listing and trading on the NYSE Arca, Inc. (NYSE Arca), subject to notice of issuance, and because shares trade at market prices rather than NAV, shares of the fund may trade at a price greater than or less than NAV.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

[The advisor and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of the fund shares and related services. These payments may create a conflict of interest by influencing your broker-dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.]

4	Mid Cap Value ETF—Fund summary

Fund details

Principal investment strategies

The fund's 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that compose the fund's benchmark index. The manager anticipates that, generally, the fund will hold all of the securities that compose the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the fund may purchase a sample of securities in the Index. There also may be instances in which the manager may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the manager believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques. The fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index. The fund may also, in order to comply with the tax diversification requirements of the Internal Revenue Code of 1986, as amended (Code), temporarily invest in securities not included in the Index that are expected to be correlated with the securities included in the Index.

Given the fund's investment objective of attempting to track the Index, the fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Also, unlike many investment companies, the fund does not attempt to outperform the Index that it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

The fund may also invest up to 20% of its assets in securities and other instruments not included in the Index but that the manager believes are correlated to the Index, as well as in, among other instruments, futures, options on futures, and other derivatives for hedging purposes or to obtain efficient market exposure, and cash, cash equivalents, and money market instruments. The fund may also invest, to the extent permitted by the Investment Company Act of 1940 (Investment Company Act), in other affiliated and unaffiliated funds, such as open-end or closed-end management investment companies, including other exchange-traded funds (ETFs).

Securities lending

The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund's total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The fund could also lose money if investments made with cash collateral decline in value.

Principal risks of investing

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Below are descriptions of the main factors that may play a role in shaping the fund's overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund's Statement of Additional Information (SAI).

Cybersecurity risk

Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a subadvisor, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Mid Cap Value ETF—Fund details 5

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits, debt crises in the eurozone; S&P's downgrade of U.S. long-term sovereign debt; economic stimulus by the Japanese central bank; declines in oil prices; and dramatic changes in currency exchange rates. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadvisor believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisor to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisor investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. The fund's strategy of investing in value stocks also carries the risk that in certain markets, value stocks will underperform growth stocks.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions successfully will depend in part on its subadvisor's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the subadvisor only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without

6	Mid Cap Value ETF—Fund details

a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options on futures. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options on futures. Counterparty risk does not apply to exchange-traded options.

Index risk

The fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the fund is not "actively" managed, unless a specific security is removed from the Index, the fund generally would not sell a security because the security's issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the fund's ability to adjust its exposure to the required levels in order to track the Index. The fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the fund's performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy of such third party data. The Index is new and has a limited performance history. Errors in the construction of the Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the fund and its shareholders.

Industry or sector investing risk

When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and others factors affecting that industry or sector.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Medium company risk

Mid Cap Value ETF—Fund details 7

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or medium-sized market capitalizations. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Net asset value risk

The NAV of the fund and the value of your investment will fluctuate. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. In addition, disruptions to creations and redemptions, including disruptions at market makers, authorized participants or market participants, or during periods of significant market volatility, may result in trading prices for shares of a fund that differ significantly from its NAV.

Tracking error risk

Tracking error is the divergence of the fund's performance from that of the Index. The fund's portfolio composition and performance may not match, and may vary substantially from, that of the Index for any period of time, in part because there may be a delay in the fund's implementation of any changes to the composition of the Index. Tracking error may also occur because of pricing differences, transaction costs, differences in accrual of dividends, or the need to meet new or existing regulatory requirements. Unlike the fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. Because the Index is not subject to the tax diversification requirements to which the fund must adhere, the fund may be required to deviate its investments from the securities and relative weightings of the Index. For tax efficiency purposes, the fund may sell certain securities to realize losses, which will result in a deviation from the Index.

Trading issues risk

Trading in shares of the fund on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca's "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund will continue to be met or will remain unchanged.

Value investment style risk

The fund's value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Tax-advantaged product structure

Unlike many conventional mutual funds that are only bought and sold at closing NAVs, the shares of the fund have been designed to be created and redeemed principally in-kind in creation units at each day's market close at the fund's NAV and to be tradable in a secondary market on an intra-day basis. These in-kind arrangements are designed to mitigate adverse effects on the fund's portfolio that could arise from frequent cash purchase and redemption transactions that affect the NAV of the fund. Moreover, in contrast to conventional mutual funds, where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities that, in turn, may generate taxable gain, the in-kind redemption mechanism of the fund, to the extent used, generally is not expected to lead to a tax event for shareholders whose shares are not being redeemed.

Who's who

The following are the names of the various entities involved with the fund's investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund's business activities and retain the services of the various firms that carry out the fund's operations.

Investment advisor

Manages the fund's business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.

John Hancock is one of the most recognized and respected names in the financial services industry. The advisor's parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of [     ], the advisor had total assets under management of approximately $[     ] billion.

Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the fund. The advisor selects, contracts with and compensates one or

8	Mid Cap Value ETF—Fund details

more subadvisors to manage on a day-to-day basis all or a portion of the fund's portfolio assets subject to oversight by the advisor. The advisor is responsible for overseeing and implementing the fund's investment program and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) reviews the performance of the subadvisor; and (iii) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these research and monitoring services.

The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisors or the fees paid to a subadvisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the advisor to appoint a subadvisor that is an affiliate of the advisor or the fund (other than by reason of serving as a subadvisor to the fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

Management fee

The fund will pay the advisor a management fee of [     ]% of the fund's average daily net assets.

The basis for the Trustees' approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund's shareholder report for the period ending [     ].

Additional information about fund expenses

The fund's annual operating expenses will likely vary throughout the period and from year to year. The fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table, for some of the following reasons: (i) a significant decrease in anticipated average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (ii) fees may be incurred for extraordinary events such as fund tax expenses.

Subadvisor

Handles the fund's day-to-day portfolio management.

[Subadvisor name]
[Subadvisor address]

[     ] serves as subadvisor to the fund. [     ] is a [company], founded in [     ]. As of [     ], [     ] managed, on a worldwide basis, approximately $[     ] billion for [mutual fund and institutional investors, such as pension plans, endowments and foundations.]

The following are brief biographical profiles of the leaders of the fund's investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund's portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, please see the SAI.

[To be provided.]

Custodian

Holds the fund's assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund's net asset value.

[Custodian name]
[Custodian address]

Principal distributor

Distributes creation units for the fund on an agency basis, does not maintain a secondary market in shares of the fund, and has no role in determining the investment policies of the fund or the securities that are purchased or sold by the fund.

[Distributor name]
[Distributor address]

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of creation and redemption orders.

[TA name]
[TA address]

Mid Cap Value ETF—Fund details 9

Financial highlights

This section normally details the financial performance of the fund. Because the fund had not yet commenced operations as of the date of this prospectus, there are no financial highlights to report.

10	Mid Cap Value ETF—Fund details

Shareholder information

Buying and selling shares

Shares of the fund may be acquired or redeemed directly from the fund only in creation units or multiples thereof, as discussed in the "Creations and redemptions" section of this prospectus. Only an authorized participant (as defined in the "Creations and redemptions" section) may engage in creation or redemption transactions directly with the fund. Once created, shares of the fund generally trade in the secondary market in amounts less than a creation unit.

Shares of the fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the fund shares listing will continue or remain unchanged. The Trust does not impose any minimum investment for shares of a fund purchased on an exchange. Buying or selling the fund's shares involves certain costs that apply to all securities transactions. When buying or selling shares of the fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the fund based on its trading volume and market liquidity, and is generally less if the fund has more trading volume and market liquidity and more if the fund has less trading volume and market liquidity.

The fund's primary listing exchange is NYSE Arca. NYSE Arca is open for trading Monday through Friday and is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A "Business Day" with respect to the fund is each day the New York Stock Exchange, NYSE Arca and the Trust are open and includes any day that the fund is required to be open under Section 22(e) of the Investment Company Act. Orders from authorized participants to create or redeem creation units will only be accepted on a Business Day. On days when NYSE Arca closes earlier than normal, the fund may require orders to create or redeem creation units to be placed earlier in the day. Please see the SAI for more information.

Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies and companies relying on Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act in the securities of other investment companies.

The Board of Trustees has not adopted a policy of monitoring for frequent purchases and redemptions of fund shares ("frequent trading") that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of the fund's portfolio securities after the close of the primary markets for the fund's portfolio securities and the reflection of that change in the fund's NAV ("market timing"). The Trust believes this is appropriate because ETFs, such as the fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of fund shares remains at or close to NAV. Since the fund issues and redeems creation units at NAV plus applicable transaction fees, and the fund's shares may be purchased and sold on NYSE Arca at prevailing market prices, the risks of frequent trading are limited. Registered investment companies are permitted to invest in the fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Rule 12b-1 fees

Rule 12b-1 fees may be paid to the fund's distributor and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, creation units, and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because Rule 12b-1 fees may be paid out of the fund's assets on an ongoing basis, over time they may increase the cost of your investment and may cost shareholders more than other types of sales charges. Currently, no Rule 12b-1 fees are charged.

Your broker-dealer or agent may charge you a fee to effect transactions in creation units.

Payment to broker-dealers and other financial intermediaries

The advisor or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, "intermediaries") related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the fund and certain other John Hancock funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the fund. Rather, such payments are made by the advisor or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the John Hancock funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the fund or other John Hancock funds over another investment. More information regarding these payments is contained in the fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from the advisor or its affiliates.

Valuation of fund shares

The net asset value (NAV) for shares of the fund is determined once daily as of the close of regular trading of the NYSE (typically 4:00 P.M. , Eastern time, on each business day that the NYSE is open). On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund's NAV is not calculated. Consequently, the fund's portfolio securities may trade and

Mid Cap Value ETF—Shareholder information 11

the NAV of the fund's shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

The NAV is computed by dividing the total assets of the fund, minus liabilities of the fund, by the number of fund shares outstanding. The current NAV of the fund is available on our website at [     ].

Valuation of portfolio securities

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund's Pricing Committee in certain instances pursuant to procedures established by the Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is valued at the price on the exchange where the security was acquired or most likely will be sold. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor. Certain short-term securities purchased with an original or remaining maturity of 60 days or less remaining at par, are valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Exchange-traded options are valued at the mean of the most recent bid and ask prices. Futures contracts are valued at settlement prices. If settlement prices are not available, futures contracts may be valued using last traded prices. Shares of other open-end investment companies that are not ETFs (underlying funds) are valued based on the NAVs of such underlying funds.

If market quotations or official closing prices are not readily available or are otherwise deemed unreliable because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Trustees. The Trustees are assisted in their responsibility to fair value securities by the fund's Pricing Committee, and the actual calculation of a security's fair value may be made by the Pricing Committee acting pursuant to the procedures established by the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund's NAV reflects the fair market value of the fund's portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund's investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund's NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Distributions

The fund pays distributions from its investment income and from net realized capital gains.

Distributions from net investment income and distributions from net capital gains, if any, are declared and paid as follows:

	Investment income dividends ($)		Capital gains distributions
	Declared	Paid	Declared and Paid
John Hancock Mid Cap Value ETF	[ ]	[ ]	Annually

In addition to the net investment income dividends declared [     ] and paid [     ], the fund may also earn additional net investment income throughout the year. Any additional net investment income will be distributed [     ] as a declared event and paid to shareholders of record for such events.

From time to time, a portion of the fund's distributions may constitute a return of capital for tax purposes and/or may include amounts in excess of the fund's net investment income for the period calculated in accordance with generally accepted accounting principles.

Dividends and other distributions on shares of the fund are distributed on a pro rata basis to beneficial owners of such Shares. Dividend payments are made through Depository Trust Company (DTC) participants and indirect participants (each as described in the "Book entry" section, below) to beneficial owners then of record with proceeds received from a fund.

No dividend reinvestment service is provided by the fund. Broker-dealers may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of the fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the fund purchased in the secondary market.

Book entry

DTC serves as securities depository for the shares. (The shares may be held only in book-entry form; stock certificates will not be issued.) DTC, or its nominee, is the record or registered owner of all outstanding shares. Beneficial ownership of shares will be shown on the records of DTC or its participants (described below). Beneficial owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to

12	Mid Cap Value ETF—Shareholder information

exercise any rights of a holder of shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) "DTC participants," i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) "indirect participants," i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC participants to take such action and that the DTC participants would authorize the indirect participants and beneficial owners acting through such DTC participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

Creations and redemptions

Prior to trading in the secondary market, shares of the fund are "created" at NAV by market makers, large investors and institutions only in block-size creation units of [     ] shares or multiples thereof. Each "creator" or "authorized participant" enters into an authorized participant agreement with the fund's distributor.

A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the positions of the fund's portfolio (including cash positions). However, creation and redemption baskets may differ under certain circumstances.

Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. Except when aggregated in creation units, shares are not redeemable by the fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

Only an authorized participant may create or redeem creation units directly with the fund. In the event of a system failure or other interruption, including disruptions at market makers or authorized participants, orders to purchase or redeem creation units either may not be executed according to the fund's instructions or may not be executed at all, or the fund may not be able to place or change orders.

When the fund engages in in-kind transactions, the fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an authorized participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the distributor with respect to creations and redemptions of creation unit aggregations. Information about the procedures regarding creation and redemption of creation units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the fund's SAI.

Taxation

As with any investment, you should consider how your investment in the fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of fund distributions and the sale of your fund shares.

Distributions

The fund contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the fund are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional fund shares or receive them in cash. For federal tax purposes, the fund's distributions attributable to net investment income and short-term capital gains are taxable to you as ordinary income while distributions of long-term capital gains are taxable to you as long-term capital gains, no matter how long you have owned your fund shares.

Under current provisions of the Code, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual's income exceeds certain threshold amounts. Fund distributions to noncorporate shareholders attributable to dividends received by the fund from U.S. and certain qualified foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. For these lower rates to apply, the non-corporate shareholder must own fund shares for at least 61 days during the 121-day period beginning 60 days before the fund's ex-dividend date. The percentage of dividends eligible for the lower rates may be reduced as a result of the fund's securities lending activities, hedging activities or high portfolio turnover rate.

A percentage of the fund's dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the fund's securities lending activities, hedging activities or high portfolio turnover rate. Distributions in excess of the fund's current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of

Mid Cap Value ETF—Shareholder information 13

shares. A distribution will reduce the fund's NAV per share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital. Character and tax status of all distributions will be available to shareholders after the close of each calendar year.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

The fund's transactions in derivatives (such as futures contracts and swaps) will be subject to special tax rules, the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to you. The fund's use of derivatives may result in the fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not use derivatives.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the fund may deduct these taxes in computing its taxable income.

If you buy shares of the fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying into a dividend."

Taxes on creations and redemptions of creation units

A person who exchanges securities for creation units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the creation units at the time of exchange and the sum of the exchanger's aggregate basis in the securities surrendered and the amount of any cash paid for such creation units. A person who exchanges creation units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the creation units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for creation units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities for creation units or redeeming creation units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.

Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of creation units is generally treated as long-term capital gain or loss if the shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

Sales of fund shares

Your sale of fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, such as pursuant to a dividend reinvestment in shares of that fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Other information

You may be subject to backup withholding at a rate of 28% with respect to taxable distributions if you do not provide your correct taxpayer identification number, or certify that it is correct, or if you have been notified by the IRS that you are subject to backup withholding.

Non-U.S. investors are generally subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their fund shares.

Effective July 1, 2014, withholding of U.S. tax (at a 30% rate) is required with respect to payments of taxable dividends and (effective January 1, 2017) certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.

Legislation passed by Congress requires reporting to you and the IRS annually on Form 1099-B not only the gross proceeds of fund shares you sell or redeem but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts. You should carefully review the cost basis information provided by the applicable intermediary and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal income tax returns.

14	Mid Cap Value ETF—Shareholder information

Index provider

Index provider

[The Index is created and sponsored by an affiliated person of the Trust and the Adviser.]

[To be provided.]

Index disclaimers

[To be provided.]

Mid Cap Value ETF—Index provider 15

Other information

Premium/discount information

The fund has not yet commenced operations and, therefore, does not have information about the differences between the fund's daily market price on NYSE Arca and its NAV. Information regarding how often the shares of the fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the fund during the past four calendar quarters, as applicable, can be found (when available) at [     ].com.

Continuous offering

The method by which creation units are created and traded may raise certain issues under applicable securities laws. Because new creation units are issued and sold by the Trust on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (Securities Act), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes creation units after placing an order with the distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the fund and the advisor may purchase and resell fund shares pursuant to this prospectus.

16	Mid Cap Value ETF—Other information

For more information

Two documents are available that offer further information on the fund:

Annual/semiannual report to shareholders

Will include financial statements, a discussion of the market conditions, and investment strategies that significantly affected performance, as well as the auditor's report (in the annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund's policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents or request other information

There are several ways you can get a current annual/semiannual report, prospectus, or SAI from John Hancock, request other information, or make inquiries:

Online: [     ]

By mail: [     ]

By phone: [     ]

By TTY: [ ]

You can also view or obtain copies of these documents through the SEC:

Online: sec.gov

By email (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

In person: at the SEC's Public Reference Room in Washington, DC

For access to the Reference Room call 202-551-8090.

© 2015 MCVETF [ ], 2015 SEC file number: [     ]

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 24, 2015

SUBJECT TO COMPLETION

JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

Statement of Additional Information

[•], 2015

FUND	PRINCIPAL U.S. LISTING EXCHANGE	TICKER SYMBOL
John Hancock Large Cap ETF	NYSE Arca, Inc.	[•]
John Hancock Large Cap Value ETF	NYSE Arca, Inc.	[•]
John Hancock Mid Cap ETF	NYSE Arca, Inc.	[•]
John Hancock Mid Cap Value ETF	NYSE Arca, Inc.	[•]

This Statement of Additional Information (“SAI”) provides information about series of John Hancock Exchange-Traded Fund Trust (“JH ETF Trust” or the “Trust”) listed above. JH ETF Trust consists of standalone series (each a “fund” or “Fund”). The information in this SAI is in addition to the information that is contained in the funds’ prospectuses dated [•], 2015 (collectively, the “Prospectus”).

This SAI is not a prospectus. It should be read in conjunction with the Prospectus. Copies of a Prospectus or an Annual Report (including financial statements) (when they become available) can be obtained free of charge by contacting:

[•]

ii

Organization of John Hancock EXCHANGE-TRADED FUND TRUST

JH ETF Trust was organized on November 24, 2009 as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds is a diversified series of JH ETF Trust.

John Hancock Advisers, LLC (“JHA” or the “Advisor”) is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended (the “CEA”). The Advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.). John Hancock Life Insurance Company (U.S.A.) and its subsidiaries today offer a broad range of financial products and services, including whole, term, variable, and universal life insurance, as well as college savings products, mutual funds, fixed and variable annuities, long-term care insurance and various forms of business insurance. The ultimate controlling parent of the Advisor is Manulife Financial Corporation (“Manulife Financial” or “MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Advisor has retained for each Fund [•] subadvisors that are responsible for providing investment advice to the Fund subject to the review of the Board of Trustees of the Trust (the “Board”) and the overall supervision of the Advisor.

Manulife Financial is a leading Canada-based financial services group with principal operations in Asia, Canada and the United States. Operating as Manulife Financial in Canada and Asia, and primarily as John Hancock in the United States, Manulife Financial offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were C$[•] billion (US$[•] billion) as of [•]. Manulife Financial Corporation trades as “MFC” on the Toronto Stock Exchange, New York Stock Exchange (the “NYSE”) and Philippine Stock Exchange, and under “945” on the Stock Exchange of Hong Kong. Manulife Financial can be found on the Internet at manulife.com.

The dates for the commencement of operations for the Funds are listed below.

Fund	Commencement of Operations
John Hancock Large Cap ETF	[•]
John Hancock Large Cap Value ETF	[•]
John Hancock Mid Cap ETF	[•]
John Hancock Mid Cap Value ETF	[•]

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the “Shareholder information” section of the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of the Funds are anticipated to be approved for listing and trading on the NYSE Arca, Inc. (the “Exchange”), subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value (“NAV”). There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Funds will continue to be met.

3

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Funds, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its underlying index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “intra-day indicative value” (“IIV”) of the Funds is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares of a Fund from listing and trading upon termination of the Trust or the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of Shares of each Fund, the Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association, or through other widely disseminated means, an updated IIV for each Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

Each Fund’s IIV is based on a securities component and a cash component which comprises that day’s Fund Deposit (as defined below), as disseminated prior to that Business Day’s (as defined below) commencement of trading. The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IIV should not be viewed as a “real-time” update of a Fund’s NAV, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by a Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States.

The cash component included in an IIV consists of estimated accrued interest, dividends and other income, less expenses. If applicable, each IIV also reflects changes in currency exchange rates between the U.S. dollar and the applicable currency.

The Trust reserves the right to adjust the Share prices of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor’s equity interest in the Fund.

The base and trading currencies of the Funds are the U.S. dollar. The base currency is the currency in which a Fund’s NAV per Share is calculated and the trading currency is the currency in which Shares of the Fund are listed and traded on the Exchange.

Investment Policies

Each Fund offers and issues Shares at its NAV per Share only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities and/or instruments (the “Deposit Securities”) together with a deposit of a specified cash payment (the “Cash Component”). Shares are redeemable by the applicable Fund only in Creation Units and, generally, in exchange for securities and instruments. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Creation Units typically are a specified number of Shares.

A Fund may charge creation/redemption transaction fees for each creation and redemption. In all cases, transaction fees will be limited in accordance with the requirements of the Securities and Exchange Commission (“SEC”) applicable to management investment companies offering redeemable securities. See the “Creations and redemptions” section below.

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The principal strategies and risks of investing in each Fund are described in the applicable Prospectus. Unless otherwise indicated in the applicable Prospectus or this SAI, the investment objective and policies of the Funds may be changed without shareholder approval. Each Fund may invest in the types of instruments described below, unless otherwise indicated in the applicable Prospectus or this SAI.

Money Market Instruments

Money market instruments (and other securities as noted under each fund description) may be purchased for short-term investment purposes.

U.S. Government and Government Agency Obligations

U.S. Government Obligations. U.S. government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.

GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), which guarantee is supported by the full faith and credit of the U.S. government.

U.S. Agency Obligations. U.S. government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. government pursuant to authority granted by Congress. U.S. government agency obligations include, but are not limited to:

•	Student Loan Marketing Association;
•	Federal Home Loan Banks (“FHLBs”);
•	Federal Intermediate Credit Banks; and
•	Federal National Mortgage Association (“Fannie Mae”).

U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.

Some obligations issued or guaranteed by U.S. government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by Fannie Mae, FHLBs and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. In addition, other obligations, such as those issued by the Student Loan Marketing Association are supported only by the credit of the agency or instrumentality. There also are separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

No assurance can be given that the U.S. government will provide financial support for the obligations of such U.S. government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this SAI, “U.S. government securities” refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. government.

It is possible that the availability and the marketability (liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit. In 2008, the Federal Housing Finance Agency (the “FHFA”), an agency of the U.S. government, placed

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Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. The FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Certificates of Deposit, Time Deposits and Bankers’ Acceptances

Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

Bankers’ Acceptances. Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.

These obligations are not insured by the Federal Deposit Insurance Corporation.

Commercial Paper

Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months.

Variable Amount Master Demand Notes. Commercial paper obligations may include variable amount master demand notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., “lending”) fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

A subadvisor will only invest in variable amount master demand notes issued by companies that, at the date of investment, have an outstanding debt issue rated “Aaa” or “Aa” by Moody’s or “AAA” or “AA” by S&P or Fitch and that the applicable subadvisor has determined present minimal risk of loss. A subadvisor will look generally at the financial strength of the issuing company as “backing” for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a net asset value (“NAV”) is determined. The NAV generally will be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

Repurchase Agreements

Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements provide the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers or dealers. However, a repurchase agreement

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will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.

Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

A subadvisor shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the subadvisor’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Advisor also may engage in repurchase agreement transactions on behalf of the funds. The counterparties to a repurchase agreement transaction are limited to a:

•	Federal Reserve System member bank;
•	primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or
•	broker-dealer that reports U.S. government securities positions to the Federal Reserve Board.

A fund also may participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet the subadvisor’s creditworthiness requirements.

The Advisor and the subadvisors will continuously monitor repurchase agreement transactions to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the obligation.

The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A fund also might incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.

Other Instruments

The following discussion provides an explanation of some of the other instruments in which certain funds (as indicated) may directly invest consistent with their investment objectives and policies.

Warrants

Warrants may trade independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the

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security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share. A fund will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

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Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support.

To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. Such credit support falls into two categories:

•	liquidity protection; and

•	default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely

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fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Some examples of credit support include:

•	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

•	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

•	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities.

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Indexed Securities

Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities also are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument.

Characteristics of Hybrid Instruments. Generally, a hybrid instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:

•	prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”); or

•	an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “benchmarks”).

Hybrid instruments may take a variety of forms, including, but not limited to:

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•	debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;

•	preferred stock with dividend rates determined by reference to the value of a currency; or

•	convertible securities with the conversion terms related to a particular commodity.

Uses of Hybrid Instruments. Hybrid instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.

One approach is to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.

The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Structured Notes. Structured notes include investments in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase or specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Exchange Traded Funds (“ETFs”)

A fund may invest in ETFs. A fund could purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF include the risks of owning the underlying securities it is designed to track. In addition, the lack of liquidity in an ETF could result in it being more volatile than the underlying securities and ETFs have management fees which increase their costs. Also, there is a risk that an ETF may fail to closely track the index or basket of securities that it is designed to replicate.

Additional Investment Policies

The following provides a more detailed explanation of some investment policies of the funds.

Lending of Securities

Each fund may lend its securities so long as such loans do not represent more than 33⅓% of its total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral will consist of cash (including U.S. dollars and

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foreign currency), cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Advisor. Each fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. In addition, a fund may lose its right to vote its shares of the loaned securities at a shareholders meeting if the subadvisor does not recall or does not timely recall the loaned securities, or if the borrower fails to return the recalled securities in advance of the record date for the meeting.

[[•] Fund has entered into an agreement with [•] (“[•]”) as its securities lending agent (the “Securities Lending Agreement”). Under the Securities Lending Agreement, [•] generally will bear the risk that a borrower may default on its obligation to return loaned securities.]

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a fund’s loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers to which a fund may lend securities and a fund may lend securities to only one or a small group of borrowers. [In addition, under the Securities Lending Agreement, loans may be made to affiliates of [•], as identified in the Securities Lending Agreement.]

Cash collateral may be invested by the fund in a privately offered registered investment company advised by John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”) that is part of the same group of investment companies as the fund and that is offered exclusively to funds in the same group of investment companies. Investment of cash collateral offers the opportunity for the fund to profit from income earned by this collateral pool, but also the risk of loss, should the value of the fund’s shares in the collateral pool decrease below their initial value.

[Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), a fund may lend money to, and borrow money from, other funds advised by the Advisor or any other investment advisor under common control with the Advisor, subject to the fundamental restrictions on borrowing and lending applicable to the fund.

A fund that is authorized to borrow through the program will do so only when the costs are equal to or lower than the cost of bank loans, and a fund that is authorized to lend through the program will do so only when the returns are higher than those available from an investment in overnight repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. A fund that is authorized to borrow through the program may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund or from a borrowing fund could result in a lost investment opportunity or additional borrowing costs.]

When-Issued/Delayed Delivery/Forward Commitment Securities

A fund may purchase or sell securities on a “when-issued,” “delayed-delivery” or “forward commitment” basis. When-issued, delayed-delivery or forward-commitment transactions involve a commitment to purchase or sell securities at a predetermined price or yield in which payment and delivery take place after the customary settlement for such securities (which is typically one month or more after trade date). When purchasing securities in one of these types of transactions, payment for the securities is not required until

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the delivery date, however, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be delivered. When a fund has sold securities pursuant to one of these transactions, the fund will not participate in further gains or losses with respect to that security. At the time of delivery, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

Under normal circumstances, a fund purchasing securities on a when-issued or forward commitment basis will take delivery of the securities, but a fund may, if deemed advisable, sell the securities before the settlement date. Forward contracts may settle in cash between the counterparty and the fund or by physical settlement of the underlying securities, and a fund may renegotiate or roll over a forward commitment transaction. In general, a fund does not pay for the securities, or start earning interest on them, or deliver or take possession of securities until the obligations are scheduled to be settled. In such transactions, no cash changes hands on the trade date, however, if the transaction is collateralized, exchange of margin may take place between the fund and the counterparty according to an agreed-upon schedule. A fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV.

While awaiting settlement of the obligations purchased or sold on such basis, a fund will maintain on its records liquid assets consisting of cash, liquid high quality debt obligations or other assets equal to the amount of the commitments to purchase or sell when-issued, delayed-delivery or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which a fund may purchase when-issued or forward commitment securities.

Illiquid Securities

No fund may invest more than 15% of its net assets in securities that are not readily marketable (“illiquid securities”). Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Illiquid securities may include, but are not limited to: (a) securities (except for Section 4(2) Commercial Paper, discussed below) that are not eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”); (b) repurchase agreements maturing in more than seven days (except for those that can be terminated after a notice period of seven days or less); (c) IOs and POs of non-governmental issuers; (d) time deposits maturing in more than seven days; (e) federal fund loans maturing in more than seven days; (f) bank loan participation interests; (g) foreign government loan participations; (h) municipal leases and participations therein; and (i) any other securities or other investments for which a liquid secondary market does not exist.

Commercial paper issued in reliance on Section 4(2) of the 1933 Act (“Section 4(2) Commercial Paper”) is restricted as to its disposition under federal securities law, and generally is sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) Commercial Paper normally is resold to other institutional investors, like the Funds, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

If the Board determines, based upon a continuing review of the trading markets for specific Section 4(2) Commercial Paper or securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A under the 1933 Act or other exemptions from the registration requirements of the 1933 Act, that such investments are liquid, they will not be subject to a Fund’s limitation on investments in illiquid securities. The Board has adopted procedures and delegated responsibility to the Advisor regarding oversight of the subadvisor’s compliance with the daily function of determining and monitoring the liquidity of restricted securities, including Rule 144A securities and Section 4(2) Commercial Paper, as well as other investments. The Board, however, retains sufficient

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oversight and is ultimately responsible for such determinations. The Board carefully monitors each Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Short Sales

A Fund may sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale are typically retained by the broker to meet margin requirements until the short position is closed out. Until a Fund replaces a borrowed security, it will segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the broker as collateral (generally not including proceeds from the short sales) will equal the current value of the security sold short. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaced the borrowed security, and theoretically, a Fund’s loss could be unlimited. A Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with a short sale. Short selling may amplify changes in a Fund’s NAV. Short selling also may produce higher than normal portfolio turnover, which may result in increased transaction costs to a Fund.

A Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open, a Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (often referred to as a short sale “against-the-box”).

Investment in Other Investment Companies

A fund may invest in other investment companies (including closed-end investment companies, unit investment trusts, open-end investment companies, investment companies exempted from registration under the 1940 Act pursuant to the Rules thereunder and other pooled vehicles) to the extent permitted by federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief obtained from the SEC by the custodian, the investment advisor and/or the subadvisor.

Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded over-the-counter (“OTC”) or at discounts to their NAVs. Others are continuously offered at NAV, but also may be traded in the secondary market.

Index-Related Securities (“Equity Equivalents”)

A fund may invest in certain types of securities that enable investors to purchase or sell shares in a basket of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others DIAMONDS (interests in a basket of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or S&P Depositary Receipts (an

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exchange-traded fund that tracks the S&P 500 Index). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for portfolio management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund’s assets across a broad range of securities.

To the extent a fund invests in securities of other investment companies, including Equity Equivalents, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if a fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of a fund.

Fixed-Income Securities

Investment grade bonds are rated at the time of purchase in the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), such as those rated “Aaa,” “Aa,” “A” and “Baa” by Moody’s, or “AAA,” “AA,” “A” and “BBB” by S&P or Fitch. Obligations rated in the lowest of the top four rating categories (such as “Baa” by Moody’s or “BBB” by S&P or Fitch) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. In addition, it is possible that Moody’s, S&P, Fitch and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a fund, although the subadvisor will consider these events in determining whether it should continue to hold the securities.

In general, the ratings of Moody’s, S&P and Fitch represent the opinions of these agencies as to the quality of the securities that they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These rating will be used by a Fund as initial criteria for the selection of portfolio securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the ratings of Moody’s, S&P and Fitch and their significance.

Funds of Funds Investments

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Certain funds may serve as an underlying investment for one or more of the Portfolios. The Portfolios periodically re-allocate their investments among underlying investments. In an effort to be fully invested at all times and also to avoid temporary periods of under-investment, a Fund may buy securities and other instruments in anticipation of or with knowledge of future purchases of Fund shares resulting from a re-allocation of assets by the Portfolios to the Fund. Until such purchases of Fund shares by a Portfolio settle (normally between one and three days), the Fund may have investment exposure in excess of its net assets. Shareholders who transact with the Fund during the period beginning when the Fund first starts buying securities in anticipation of a purchase order from a Portfolio until such purchase order settles may incur more loss or realize more gain than they otherwise might have in the absence of the excess investment exposure.

RISK FACTORS

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Cybersecurity Risk

Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. Intentional cybersecurity incidents include: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information.

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. For example, in a denial of service, Fund shareholders could lose access to their electronic accounts indefinitely, and employees of the Advisor, a subadvisor, or the Funds’ other service providers may not be able to access electronic systems to perform critical duties for the Funds, such as trading, NAV calculation, shareholder accounting, or fulfilment of Fund share purchases and redemptions. Cybersecurity incidents could cause a Fund, the Advisor, a subadvisor, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.

The Advisor, each subadvisor, and their affiliates have established risk management systems that seek to reduce cybersecurity risks, and business continuity plans in the event of a cybersecurity breach. However, there are inherent limitations in such plans, including that certain risks have not been identified, and there is no guarantee that such efforts will succeed, especially since neither the Advisor nor any of the subadvisors controls the cybersecurity systems of the Funds’ third-party service providers (including the Funds’ custodian), or those of the issuers of securities in which the Funds invest.

Equity Securities

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial

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condition of the companies invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations also may have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Investments in the stocks of privately held companies and newly public companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. Investments in such companies are less liquid and difficult to value, and there is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria used to evaluate their investment prospects.

Fixed-Income Securities

Fixed-income securities generally are subject to two principal types of risks: (a) interest rate risk; and (b) credit quality risk. Fixed-income securities are also subject to liquidity risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities.

Liquidity Risk. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund’s ability to sell such securities. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such securities at attractive prices.

Hybrid Instruments

The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a hybrid instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser. Such factors include economic and

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political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See “Hedging and Other Strategic Transactions” for a description of certain risks associated with investments in futures, options, and forward contracts.

Volatility. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Leverage Risk. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if “leverage” is used to structure a hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss, as well as the potential for gain.

Liquidity Risk. Hybrid instruments also may carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor.

Lack of U.S. Regulation. Hybrid instruments may not be subject to regulation of the Commodities Futures Trading Commission (the “CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Credit and Counterparty Risk. The issuer or guarantor of a hybrid instrument may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in hybrid instruments are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

The various risks discussed above with respect to hybrid instruments, particularly the market risk of such instruments, may cause significant fluctuations in the NAV of a fund that invests in such instruments.

Investment Grade Fixed-Income Securities in the Lowest Rating Category

Investment grade fixed-income securities in the lowest rating category (i.e., rated “Baa” by Moody’s and “BBB” by S&P or Fitch, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Market Events

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see

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“Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crises in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to financial market volatility, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. The conclusion of the U.S. Federal Reserve’s quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund’s performance. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the funds.

Political turmoil within the United States and abroad may also impact the funds. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of a number of European Union countries and the viability of the European Union has disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Political and military events overseas, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe also may cause market disruptions.

Medium Size and Unseasoned Companies

Survival of Unseasoned Companies. Companies that are unseasoned (i.e., less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources and a small management group.

Changes in Earnings and Business Prospects. Unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

Liquidity. The securities of unseasoned companies may have limited marketability. This factor could cause the value of a fund’s investments to decrease if it needs to sell such securities when there are few interested buyers.

Impact of Buying or Selling Shares. Unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

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Publicly Available Information. There may be less publicly available information about unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadvisor may not be aware of problems associated with the company issuing the security.

Medium Size Companies. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Investment Company Securities

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Securities Linked to the Real Estate Market

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include, but are not limited to:

•	declines in the value of real estate;
•	risks related to general and local economic conditions;
•	possible lack of availability of mortgage portfolios;
•	overbuilding;
•	extended vacancies of properties;
•	increased competition;
•	increases in property taxes and operating expenses;
•	change in zoning laws;
•	losses due to costs resulting from the clean-up of environmental problems;
•	liability to third parties for damages resulting from environmental problems;
•	casualty or condemnation losses;
•	limitations on rents;
•	changes in neighborhood values and the appeal of properties to tenants; and
•	changes in interest rates.

Therefore, if a fund invests a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

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Securities of companies in the real estate industry include real estate investment trusts (“REITs”), including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs also are subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors also may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies” for a discussion of the risks associated with investments in these companies.

Industry or Sector Investing

When a Fund invests a substantial portion of its assets in a particular industry or sector of the economy, the Fund’s investments are not as varied as the investments of most mutual funds and are far less varied than the broad securities markets. As a result, the Fund’s performance tends to be more volatile than other mutual funds, and the values of the Fund’s investments tend to go up and down more rapidly. In addition, a Fund that invests significantly in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. A Fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.

Financial Services. A Fund investing principally in securities of financial services companies is particularly vulnerable to events affecting that industry. Financial services companies include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital, prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal

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insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies also may be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including, but not limited to: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Natural Resources. A fund’s investments in natural resources companies are especially affected by variations in the commodities markets (which may be due to market events, regulatory developments or other factors that such fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

Initial Public Offerings (“IPOs”)

A fund may invest a portion of its assets in shares of IPOs, consistent with its investment objectives and policies. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investment, particularly as

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the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

U.S. Government Securities

A fund may invest in U.S. government securities, including securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by GNMA. Securities that are only supported by the credit of the issuing agency or instrumentality include those issued by Fannie Mae, the FHLBs and Freddie Mac.

REGULATION OF COMMODITY INTERESTS

The CFTC has adopted regulations that subject registered investment companies and/or their investment advisors to regulation by the CFTC if the registered investment company invests more than a prescribed level of its NAV in commodity futures, options on commodities or commodity futures, swaps, or other financial instruments regulated under the CEA (“commodity interests”), or if the registered investment company markets itself as providing investment exposure to such commodity interests. The Advisor is registered as a CPO under the CEA and is a National Futures Association member firm; however, the Advisor does not act in the capacity of a registered CPO with respect to the funds.

Although the Advisor is a registered CPO, the Advisor has claimed an exclusion from CPO registration pursuant to CFTC Rule 4.5 with respect to the funds. To remain eligible for this exclusion, each fund must comply with certain limitations, including limits on trading in commodity interests, and restrictions on the manner in which the fund markets its commodity interests trading activities. These limitations may restrict a fund’s ability to pursue its investment strategy, increase the costs of implementing its strategy, increase its expenses and/or adversely affect its total return.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in a fund. These strategies also may be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used by a fund, consistent with its investment objectives and policies, are described below:

•	exchange-listed and OTC put and call options on securities, equity indices, volatility indices, financial futures contracts, currencies, fixed-income indices and other financial instruments;
•	financial futures contracts (including stock index futures);
•	interest rate transactions;*
•	currency transactions;**
•	warrants and rights (including non-standard warrants and participatory risks);* swaps (including interest rate, index, dividend, inflation, variance, equity, and volatility swaps, credit default swaps, swap options and currency swaps); and
•	structured notes, including hybrid or “index” securities.

*	A fund’s interest rate transactions may take the form of swaps, caps, floors and collars.
**	A fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

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Hedging and other strategic transactions may be used for the following purposes:

•	to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations;
•	to protect a fund’s unrealized gains in the value of its securities;
•	to facilitate the sale of a fund’s securities for investment purposes;
•	to manage the effective maturity or duration of a fund’s securities;
•	to establish a position in the derivatives markets as a method of gaining exposure to a particular geographic region, market, industry, issuer, or security; or
•	to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

To the extent that a Fund uses a hedging or another strategic transaction to gain, shift or manage exposure to a particular geographic region, market, industry, issuer, security, currency, or other asset, the Fund will be exposed to the risks of investing in that asset as well as the risks inherent in the specific hedging or other strategic transaction used to gain such exposure.

For purposes of determining compliance with a Fund’s investment policies, strategies and restrictions, that Fund will generally consider the market value of derivative instruments, unless the nature of the derivative instrument warrants the use of the instrument’s notional value to more accurately reflect the economic exposure represented by the derivative position.

Because of the uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a RIC, no Fund is permitted to invest in such instruments unless the subadvisor obtains prior written approval from the Trust’s Chief Compliance Officer (the “CCO”). The CCO, as a member of the Advisor’s Complex Securities Committee evaluates with the committee the appropriateness of the investment.

General Characteristics of Options

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options require segregation of portfolio assets in special accounts, as described under “Use of Segregated and Other Special Accounts.”

Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving a fund the right to sell the instrument at the option exercise price.

If and to the extent authorized to do so, a fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund’s assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.

Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund’s purchase of a call option on an underlying instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the

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option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. If and to the extent authorized to do so, a fund may purchase and sell call options on securities (whether or not it holds the securities).

Partial Hedge or Income to a Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by a fund or will increase a fund’s income. Similarly, the sale of put options also can provide fund gains.

Covering of Options. All call options sold by a fund must be “covered” (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).

Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by a fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example but also is applicable to other similar financial intermediaries.

OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under “Eurodollar Instruments”) are cash settled for the net amount, if any, by which the option is “in-the-money” at the time the option is exercised. “In-the-money” means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:

•	insufficient trading interest in certain options;
•	restrictions on transactions imposed by an exchange;
•	trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;
•	interruption of the normal operations of the OCC or an exchange;
•	inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or
•	a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

OTC Options. OTC options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and

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security, are determined by negotiation of the parties. It is anticipated that any fund authorized to use OTC options generally will only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadvisor must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadvisor. In the absence of a change in the current position of the SEC’s staff, OTC options purchased by a fund and the amount of the fund’s obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

Types of Options That May Be Purchased. A fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.

Each fund reserves the right to invest in options on instruments and indices that may be developed in the future to the extent consistent with applicable law, the investment objective and the restrictions set forth herein.

General Characteristics of Futures Contracts and Options on Futures Contracts

A fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:

•	as a hedge against anticipated interest rate, currency or market changes;
•	for duration management;
•	for risk management purposes; and
•	to gain exposure to a securities market.

Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” such as Eurodollar, UK 90 day and Euribor futures; however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any, (in other words, the fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures contracts, a fund will have the ability to employ such futures contracts to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.

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A Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code in order to maintain its qualification as a RIC for federal income tax purposes.

Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.

Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a fund (adjusted for the historical volatility relationship between such fund and the contracts) will not exceed the total market value of the fund’s assets.

Stock Index Futures

Definition. A stock index futures contract (an “Index Future”) is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

Uses of Index Futures. Below are some examples of how Index Futures may be used:

•	In connection with a fund’s investment in equity securities, a fund may invest in Index Futures while the subadvisor seeks favorable terms from brokers to effect transactions in equity securities selected for purchase.
•	A fund also may invest in Index Futures when a subadvisor believes that there are not enough attractive equity securities available to maintain the standards of diversity and liquidity set for the fund’s pending investment in such equity securities when they do become available.
•	Through the use of Index Futures, a fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs that may be associated with investment in multiple issuers. This may permit a fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) that may result from increases or decreases in positions already held by a fund.
•	A fund also may invest in Index Futures in order to hedge its equity positions.

Hedging and other strategic transactions involving futures contracts, options on futures contracts and swaps will be purchased, sold or entered into primarily for bona fide hedging, risk management (including duration management) or appropriate portfolio management purposes, including gaining exposure to a particular securities market.

Options on Securities Indices and Other Financial Indices

A fund may purchase and sell call and put options on securities indices and other financial indices (“Options on Financial Indices”). In so doing, a fund may achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

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Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement. By purchasing or selling Options on Financial Indices, a fund may achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

Currency Transactions

A fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain exposure to a currency without purchasing securities denominated in that currency, to facilitate the settlement of equity trades or to exchange one currency for another. If a fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.” Currency transactions include:

•	forward currency contracts;
•	exchange-listed currency futures contracts and options thereon;
•	exchange-listed and OTC options on currencies;
•	currency swaps; and
•	spot transactions (i.e., transactions on a cash basis based on prevailing market rates).

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A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under “Swap Agreements and Options on Swap Agreements.” A fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadvisor. Nevertheless, engaging in currency transactions will expose a fund to counterparty risk.

A fund’s dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps may be used for hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency, to shift exposure to foreign currency fluctuation from one country to another or to facilitate the settlement of equity trades.

A fund also may engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inceptions of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

When a fund enters into a non-deliverable forward transaction, the fund will segregate liquid assets in an amount not less than the value of the fund’s net exposure to such non-deliverable forward transactions. If the additional segregated assets decline in value or the amount of the fund’s commitment increases because of changes in currency rates, additional cash or securities will be segregated on a daily basis so that the value of the account will equal the amount of the fund’s commitments under the non-deliverable forward agreement.

Since a fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the fund will succeed in pursuing contractual remedies. The fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a fund could sustain losses on the non-deliverable forward transaction. A fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.

Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of a fund, which generally will arise in connection with the purchase or sale of the portfolio’s securities or the receipt of income from them.

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Position Hedging. Position hedging involves entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

Cross Hedging. A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.

Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a fund also may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund’s holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund’s securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund’s securities denominated in linked currencies.

Combined Transactions

A fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction usually will contain elements of risk that are present in each of its component transactions. Although a fund normally will enter into combined transactions to reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund’s investment objective.

Swap Agreements and Options on Swap Agreements

Among the hedging and other strategic transactions into which a fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, currency exchange rates, and credit and event-linked swaps. To the extent that a fund may invest in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements.

A fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

OTC swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to one or more years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a fund’s investment objectives and general investment policies, the fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a fund may be required to pay a higher fee at each swap reset date.

A fund may enter into options on swap agreements (“Swap Options”). A Swap Option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A fund also may write (sell) and purchase put and call Swap Options.

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Depending on the terms of the particular agreement, a fund generally will incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a Swap Option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by a fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of liquid assets, to avoid any potential leveraging of a fund’s investments. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a fund’s investment restriction concerning senior securities. No fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.

Whether a fund’s use of swap agreements or Swap Options will be successful in furthering its investment objective will depend on the subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because OTC swaps are two-party contracts and because they may have terms of greater than seven days, they may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a fund by the Code may limit its ability to use swap agreements. Although the swaps market is largely unregulated, expected government regulation, described below, as well as potential future regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a fund’s limitation on investments in illiquid securities.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that the subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If a subadvisor attempts to use a swap as a hedge against, or as a substitute for, an investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments.

The swaps market was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the funds may be authorized to invest. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse and publicly reported. In addition, many market participants are now regulated as swap dealers or major swap participants and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act are being implemented primarily through rules and regulations adopted by the SEC and/or the CFTC. There is a prescribed phase-in period during which most of the mandated rulemaking and regulations are being implemented, and temporary exemptions from certain rules and regulations have been granted so that current trading practices will not be unduly disrupted during the transition period.

As of the date of this SAI, central clearing is required only for certain market participants trading certain instruments, although central clearing for additional instruments is expected to be implemented by the CFTC until the majority of the swaps market is ultimately subject to central clearing. In addition, uncleared OTC swaps will be subject to regulatory collateral requirements that could adversely affect a fund’s ability to enter into swaps in the OTC market. These developments could cause a fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Until the mandated rulemaking and regulations are implemented completely, it will not be possible to determine the complete impact of the Dodd-Frank Act and related regulations on the funds, and the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to value or trade. However, it is expected that swap dealers, major market participants and swap counterparties will experience other new and/or additional regulations, requirements, compliance burdens and associated costs. The legislation and rules to be promulgated may exert a negative effect on a fund’s ability to meet its investment objective, either through limits or requirements imposed on the fund or its counterparties. The swap market could be disrupted or limited as a result of the legislation, and the new requirements may increase the cost of a fund’s investments and of doing business, which could adversely affect the fund’s ability to buy or sell OTC derivatives.

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Additional information about certain swap agreements that the funds may utilize is provided below.

Credit default swap agreements (“CDS”). CDS may have as reference obligations one or more securities that are not currently held by a fund. The protection “buyer” in a CDS is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the CDS provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the CDS in exchange for an equal face amount of deliverable obligations of the reference entity described in the CDS, or the seller may be required to deliver the related net cash amount, if the CDS is cash settled. A fund may be either the buyer or seller in the transaction. If a fund is a buyer and no credit event occurs, the fund may recover nothing if the CDS is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the CDS in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the CDS, provided that there is no credit event. As the seller, a fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the CDS.

CDS on index tranches give the fund, as a seller of credit protection, the opportunity to take on exposures to specific segments of the CDS index default loss distribution. Each tranche has a different sensitivity to credit risk correlations among entities in the index. One of the main benefits of index tranches is higher liquidity. This has been achieved mainly through standardization, yet it is also due to the liquidity in the single-name CDS and CDS index markets. In contrast, possibly owing to the limited liquidity in the corporate bond market, securities referencing corporate bond indexes have not been traded actively.

CDS involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, CDS are subject to illiquidity risk, counterparty risk and credit risk. A fund will enter into CDS only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the CDS is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a CDS will be accrued daily (offset against any amounts owing to the fund). In connection with CDS in which a fund is the buyer, the fund will segregate or “earmark” cash or liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a mark-to-market basis. In connection with CDS in which a fund is the seller, the fund will segregate or “earmark” cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the CDS. Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund’s investments. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

If a fund enters into a CDS, the fund may be required to report the CDS as a “listed transaction” for tax shelter reporting purposes on the fund’s federal income tax return. If the IRS were to determine that the CDS is a tax shelter, a fund could be subject to penalties under the Code.

Dividend swap agreements. A dividend swap agreement is a financial instrument where two parties contract to exchange a set of future cash flows at set dates in the future. One party agrees to pay the other the future dividend flow on a stock or basket of stocks in an index, in return for which the other party gives the first call options. Dividend swaps generally are traded OTC rather than on an exchange.

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Inflation swap agreements. An inflation swap agreement is a contract in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index (“CPI”) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect a fund’s NAV against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases.

Interest rate swap agreements. An interest rate swap agreement involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate. An interest rate lock specifies a future interest rate to be paid. In an interest rate cap, one party receives payments at the end of each period in which a specified interest rate on a specified principal amount exceeds an agreed-upon rate; conversely, in an interest rate floor, one party may receive payments if a specified interest rate on a specified principal amount falls below an agreed-upon rate. Caps and floors have an effect similar to buying or writing options. Interest rate collars involve selling a cap and purchasing a floor, or vice versa, to protect a fund against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements. A total return swap agreement is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, by investing in total return commodity swaps, a fund will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

Variance swap agreements. Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount paid by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would receive a payment when the realized price variance of the underlying asset is greater than the strike price and would make a payment when that variance is less than the strike price. A payer of the realized price variance would make a payment when the realized price variance of the underlying asset is greater than the strike price and would receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Warrants and Rights

As described under “Other Instruments – Warrants,” a fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise and prior to the expiration date, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in “General Characteristics of Options” above and elsewhere in this SAI. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the fund would otherwise wish.

Non-Standard Warrants and Participatory Notes. From time to time, a fund may use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”), and participatory notes (“P-Notes”) to gain exposure to issuers in certain countries. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks, broker-dealers or other financial institutions that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes that are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, LEPOs and P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the LEPO or P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or

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application of contractual terms, or that the instrument may not perform as expected. See “Principal risks—Counterparty risk” in the applicable Prospectuses and “Risk of Hedging and Other Strategic Transactions” below. Additionally, while LEPOs or P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO or P-Note will be willing to repurchase such instrument when the Fund wishes to sell it.

Risk of Hedging and Other Strategic Transactions

Hedging and other strategic transactions are subject to special risks, including:

•	possible default by the counterparty to the transaction;
•	markets for the securities used in these transactions could be illiquid; and
•	to the extent the subadvisor’s assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the fund.

Losses resulting from the use of hedging and other strategic transactions will reduce a fund’s NAV, and possibly income. Losses can be greater than if hedging and other strategic transactions had not been used.

Options and Futures Transactions. Options transactions are subject to the following additional risks:

•	option transactions could force the sale or purchase of portfolio securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option);
•	calls written on securities that a fund does not own are riskier than calls written on securities owned by the fund because there is no underlying security held by the fund that can act as a partial hedge, and there also is a risk, especially with less liquid securities, that the securities may not be available for purchase; and
•	options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

Futures transactions are subject to the following additional risks:

•	The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund’s position.
•	Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

Although a fund’s use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, it will tend to limit the potential gain that might result from an increase in value.

Use of Segregated and Other Special Accounts

Use of extensive hedging and other strategic transactions by a Fund will require, among other things, that the Fund post collateral with counterparties or clearinghouses and/or segregate cash or other liquid assets with its custodian, or a designated subcustodian, to the extent that the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency.

In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets under a transaction or series of transactions must be covered at all times by: (a) holding the securities, instruments or currency required to meet the Fund’s obligations under such transactions or series of transactions; or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid assets at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent

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assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.

Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to its obligations under the option.

Put Options. A put option on securities written by a fund will require the fund to segregate cash or other liquid assets equal to the exercise price.

OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options generally will provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency generally will require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund’s obligations or to segregate cash or other liquid assets equal to the amount of the fund’s obligations.

Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.

Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A fund also may enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the fund. In addition, if it holds a futures contracts or forward contract, a fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high as or higher than the price of the contract held. Other hedging and strategic transactions also may be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Risk of Potential Government Regulation of Derivatives

It is possible that additional government regulation of various types of derivative instruments, including futures, options on futures and swap agreements, may limit or prevent a fund from using such instruments as part of its investment strategy, which could negatively impact the fund. While many provisions of the Dodd-Frank Act have yet to be implemented through rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.

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Other Limitations

No fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, a fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.

For purposes of this limitation, to the extent a fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

Investment Restrictions

JH ETF Trust is subject to fundamental investment restrictions in implementing the investment policies of the funds. Fundamental restrictions may only be changed by a vote of the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares.

When submitting an investment restriction change to the holders of a fund’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular fund if a majority of the outstanding voting securities of the fund votes for the approval of the matter, notwithstanding: (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by the matter; and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust as a whole.

Fundamental Investment Restrictions

Unless the fund is specifically excepted by the terms of a restriction:

(1)	Concentration. A Fund will not invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Fund may invest 25% or more of the value of its total assets in securities of issuers in the same industry if the index that the Fund replicates concentrates in an industry (for the purposes of this restriction, the U.S. Government, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries).

(2)	Borrowing. A Fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(3)	Underwriting. A Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(4)	Real Estate. A Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

(5)	Commodities. A Fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(6)	Loans. A Fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(7)	Senior Securities. A Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

For purposes of Fundamental Restriction No. 7, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.

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The following discussion provides additional information about the Fundamental Restrictions set forth above.

Concentration. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that any fund that invests more than 25% of its total assets in a particular industry (excluding the U.S. government, its agencies or instrumentalities) is deemed to be “concentrated” in that industry. With respect to a Fund's investment in loan participations, if any, the Fund treats both the borrower and the financial intermediary under a loan participation as issuers for purposes of determining whether the Fund has concentrated in a particular industry.

Borrowing. The 1940 Act permits a Fund to borrow money in amounts of up to one-third of its total assets, at the time of borrowing, from banks for any purpose (a Fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings, not including borrowings for temporary purposes in an amount not exceeding 5% of the value of its total assets. “Asset coverage” means the ratio that the value of a Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

Commodities. Under the federal securities and commodities laws, certain financial instruments such as futures contracts and options thereon, including currency futures, stock index futures or interest rate futures, and certain swaps, including currency swaps, interest rate swaps, swaps on broad-based securities indices and certain credit default swaps, may, under certain circumstances, also be considered to be commodities. Nevertheless, the 1940 Act does not prohibit investments in physical commodities or contracts related to physical commodities. Mutual funds typically invest in futures contracts and related options on these and other types of commodity contracts for hedging purposes, to implement tax or cash management strategies, or to enhance returns.

Loans. Although the 1940 Act does not prohibit a Fund from making loans, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.

Senior Securities. “Senior securities” are defined as Fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act prohibits a Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the Fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). In the event that such asset coverage falls below this percentage, a Fund must reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. The fundamental investment restriction regarding senior securities will be interpreted so as to permit collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

Each Fund has elected to be treated as a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

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Except with respect to the fundamental investment restriction on borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of a fund’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadvisor’s assessment of the security), or change in the percentage of fund assets invested in certain securities or other instruments, or change in the average duration of a fund’s investment portfolio, resulting from market fluctuations or other changes in a fund’s total assets will not require a fund to dispose of an investment until the subadvisor determines that it is practicable to sell or close out the investment without undue market or tax consequences to the fund. In the event that rating services assign different ratings to the same security, the subadvisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

A fund that invests 25% or more of its total assets in a particular industry (excluding the U.S. government, its agencies or instrumentalities) is considered to be concentrated in that industry.

Investment Restrictions that May be Changed Only on 60 Days’ Notice to Shareholders

In order to comply with Rule 35d-1 under the 1940 Act, the 80% investment policy for each Fund is subject to change only upon 60 days’ prior notice to shareholders.

Portfolio Turnover

The annual rate of portfolio turnover will normally differ for each fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the fund’s securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). Portfolio turnover rates can change from year to year due to various factors, including among others, portfolio adjustments made in response to market conditions. Because each Fund is newly formed, no portfolio turnover figures are available.

Those Responsible for Management

The business of JH ETF Trust, an open-end management investment company, is managed by its Board, including certain Trustees who are not “interested persons” (as defined in the 1940 Act) of JH ETF Trust (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the Trustees and officers of

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JH ETF Trust also are officers or directors of the Advisor. Each Trustee oversees all funds of JH ETF Trust and other funds in the John Hancock Fund Complex (as defined below).

The tables below present certain information regarding the Trustees and officers of JH ETF Trust, including their principal occupations which, unless specific dates are shown, are of at least five years’ duration. In addition, the table includes information concerning other directorships held by each Trustee in other registered investment companies or publicly traded companies. Information is listed separately for each Trustee who is an “interested person” (as defined in the 1940 Act) of JH ETF Trust (each a “Non-Independent Trustee”) and the Independent Trustees. As of [•], the “John Hancock Fund Complex” consisted of [•] funds (including separate series of series mutual funds): John Hancock Variable Insurance Trust (“JHVIT”) ([•] funds); John Hancock Funds II (“JHF II”) ([•] funds); John Hancock Funds III (“JHF III”) ([•] funds); JH ETF Trust ([•] funds); and [•] other John Hancock funds consisting of [•] series of other John Hancock trusts and 10 closed-end funds.] Each Trustee was most recently elected to serve on the Board at a shareholder meeting held on [•]. The address of each Trustee and officer of the Trust is [601 Congress Street, Boston, Massachusetts 02210].

Non-Independent Trustees
Name (Birth Year)	Position(s) with the Trust(1)	Principal Occupation(s) and Other Directorships During the Past 5 Years	Number of Funds in John Hancock Fund Complex Overseen by Trustee
[To be provided.]	[•]	[•]	[•]

Independent Trustees
Name (Birth Year)	Position(s) with the Trust(1)	Principal Occupation(s) and Other Directorships During the Past 5 Years	Number of Funds in John Hancock Fund Complex Overseen by Trustee
[To be provided.]	[•]	[•]	[•]

(1)	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. Trustees may be removed from the Trust (provided the aggregate number of Trustees after such removal shall not be less than one) with cause or without cause, by the action of two-thirds of the remaining Trustees or by action of two-thirds of the outstanding shares of the Trust.

[(2)	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain of its affiliates.]

Principal Officers who are not Trustees

The following table presents information regarding the current principal officers of the Trust who are not Trustees, including their principal occupations which, unless specific dates are shown, are of at least five years’ duration. Each of the officers is an affiliated person of the Advisor. All of the officers listed are officers or employees of the Advisor or its affiliates. All of the officers also are officers of all of the other funds for which the Advisor serves as investment advisor.

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Name (Birth Year)	Position(s) with the Trust(1)	Principal Occupation(s) During Past 5 Years
[To be provided.]	[•]	[•]

(1)	Each officer holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

Additional Information about the Trustees

In addition to the description of each Trustee’s Principal Occupation(s) and Other Directorships set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.

There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. Each Trustee has experience as a Trustee of the Trust as well as experience as a Trustee of other John Hancock funds. It is the Trustees’ belief that this allows the Board, as a whole, to oversee the business of the Funds in a manner consistent with the best interests of the Funds’ shareholders. When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.

[Additional biographical information of Trustees.]

Duties of Trustees; Committee Structure

The Trust is organized as a Massachusetts business trust. Under the Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisors and subadvisors. Each Trustee has the experience, skills, attributes or qualifications described above (see “Principal Occupation(s) and Other Directorships” and “Additional Information about the Trustees” above). The Board appoints officers who assist in managing the day-to-day affairs of the Trust.

[The Board has appointed an Independent Trustee as Chairperson.] The Chairperson presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairperson participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also acts as a liaison with the Fund’s management, officers, attorneys, and other Trustees generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. The Board also has designated a Vice Chairperson to serve in the absence of the Chairperson. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairperson or Vice Chairperson does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairperson. The Board also may designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. [The Board considers leadership by an Independent Trustee as Chairperson to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests, given the specific characteristics and circumstances of the Funds.] The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having interested persons serve on the

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Board brings corporate and financial viewpoints that are, in the Board’s view, helpful elements in its decision-making process. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Committees

The Board has established an [Audit Committee; Compliance Committee; Contracts, Legal & Risk Committee; Nominating and Governance Committee; and Investment Committee.]

The current membership of each committee is set forth below.

Audit Committee. The Board has a standing Audit Committee composed [solely of Independent Trustees] (Messrs. [•]). [•] serves as Chairperson of this Committee. This Committee reviews the internal and external accounting and auditing procedures of the Trust and, among other things, considers the selection of an independent registered public accounting firm for the Trust, approves all significant services proposed to be performed by its independent registered public accounting firm and considers the possible effect of such services on its independence.

Compliance Committee. The Board also has a standing Compliance Committee (Ms. [•] and Messrs. [•]). This Committee reviews and makes recommendations to the full Board regarding certain compliance matters relating to the Trust. [•] serves as Chairperson of this Committee.

Contracts, Legal & Risk Committee. The Board also has a standing Contracts, Legal & Risk Committee (Ms. [•] and Messrs. [•]).This Committee oversees the initiation, operation, and renewal of the various contracts between the Trust and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Committee also reviews the significant legal affairs of the Funds, as well as any significant regulatory and legislative actions or proposals affecting or relating to the Funds or their service providers. The Committee also assists the Board in its oversight role with respect to the processes pursuant to which the Advisor and the subadvisors identify, manage and report the various risks that affect or could affect the Fund. [•] serves as Chairperson of this Committee.

Nominating and Governance Committee. The Board also has a Nominating and Governance Committee [composed of all of the Independent Trustees]. This Committee will consider nominees recommended by Trust shareholders. Nominations should be forwarded to the attention of the Secretary of the Trust at [601 Congress Street, Boston, Massachusetts 02210]. Any shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), in order to be considered by this Committee.

Investment Committee. The Board also has an Investment Committee [composed of all of the Trustees]. The Investment Committee has five subcommittees with the Trustees divided among the five subcommittees (each an “Investment Sub-Committee”). Each Investment Sub-Committee reviews investment matters relating to a particular group of funds and coordinates with the full Board regarding investment matters. Ms. [•] and Messrs. [•] serve as Chairpersons of the Investment Sub-Committees.

Annually, the Board evaluates its performance and that of its Committees, including the effectiveness of the Board’s Committee structure.

Risk Oversight

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. As a part of its overall activities, the Board oversees the Funds’ risk management activities that are implemented by

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the Advisor, the Funds’ Chief Compliance Officer (“CCO”) and other service providers to the Funds. The Advisor has primary responsibility for the Funds’ risk management on a day-to-day basis as a part of its overall responsibilities. The Funds’ subadvisors, subject to oversight of the Advisor, are primarily responsible for managing investment and financial risks as a part of their day-to-day investment responsibilities, as well as operational and compliance risks at their firms. The Advisor and the CCO also assist the Board in overseeing compliance with investment policies of the Funds and regulatory requirements, and monitor the implementation of the various compliance policies and procedures approved by the Board as a part of its oversight responsibilities.

The Advisor identifies to the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various Committees as described below. Each Committee meets at least quarterly and presents reports to the Board, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the Committee process.

The Board has established an Investment Committee, which consists of five Investment Sub-Committees. Each Investment Sub-Committee assists the Board in overseeing the significant investment policies of the relevant Funds and the performance of their subadvisors. The Advisor monitors these policies and subadvisor activities and may recommend changes in connection with the Funds to each relevant Investment Sub-Committee in response to subadvisor requests or other circumstances. On at least a quarterly basis, each Investment Sub-Committee reviews reports from the Advisor regarding the relevant Funds’ investment performance, which include information about investment and financial risks and how they are managed, and from the CCO regarding subadvisor compliance matters. In addition, each Investment Sub-Committee meets periodically with the portfolio managers of the Funds’ subadvisors to receive reports regarding management of the Funds, including with respect to risk management processes.

The Audit Committee assists the Board in reviewing with the independent auditors, at various times throughout the year, matters relating to the Funds’ financial reporting. In addition, this Committee oversees the process of each Fund’s valuation of its portfolio securities, assisted by the Funds’ Pricing Committee (composed of officers of the Trust), which calculates fair value determinations pursuant to procedures adopted by the Board.

The Compliance Committee assists the Board in overseeing the activities of the Trust’s CCO with respect to the compliance programs of the Funds, the Advisor, the subadvisors, and certain of the Funds’ other service providers ([     ], the Funds’ distributor (the “Distributor”), and the transfer agent). This Committee and the Board receive and consider periodic reports from the CCO throughout the year, including the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs.

The Contracts, Legal & Risk Committee assists the Board in its oversight role with respect to the processes pursuant to which the Advisor and the subadvisors identify, assess, manage and report the various risks that affect or could affect the Funds. This Committee reviews reports from the Funds’ Advisor on a periodic basis regarding the risks facing the Funds, and makes recommendations to the Board concerning risks and risk oversight matters as the Committee deems appropriate. This Committee also coordinates with the other Board Committees regarding risks relevant to the other Committees, as appropriate.

In addressing issues regarding the Funds’ risk management between meetings, appropriate representatives of the Advisor communicate with the Chairperson of the Board, the relevant Committee Chair, or the Trust’s CCO, who is directly accountable to the Board. As appropriate, the Chairperson of the Board, the Committee Chairs and the Trustees confer among themselves, with the Trust’s CCO, the Advisor, other service providers, external fund counsel, and counsel to the Independent Trustees, to identify and review

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risk management issues that may be placed on the full Board’s agenda and/or that of an appropriate Committee for review and discussion.

In addition, in its annual review of the Funds’ advisory, subadvisory and distribution agreements, the Board reviews information provided by the Advisor, the subadvisors and the Distributor relating to their operational capabilities, financial condition, risk management processes and resources.

The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

The Advisor also has its own, independent interest in risk management. In this regard, the Advisor has appointed a Risk and Investment Operations Committee, consisting of senior personnel from each of the Advisor’s functional departments. This Committee reports periodically to the Board and the Contracts, Legal & Risk Committee on risk management matters. The Advisor’s risk management program is part of the overall risk management program of John Hancock, the Advisor’s parent company. John Hancock’s Chief Risk Officer supports the Advisor’s risk management program, and at the Board’s request will report on risk management matters.

Compensation of Trustees and Officers

Trustees are reimbursed for travel and other out-of-pocket expenses. Each Independent Trustee and [ ___ ] receives in the aggregate from the Trusts and the other open-end funds in the John Hancock Funds Complex an annual retainer of $[•], a fee of $[•] for each regular meeting of the Trustees that he or she attends in person and a fee of $[•] for each special meeting of the Trustees that he or she attends in person. The Chairperson of the Board receives an additional retainer of $[•]. The Vice Chairperson of the Board receives an additional retainer of $[•]. The Chairperson of each of the Audit Committee, Compliance Committee and Contracts, Legal & Risk Committee receives an additional $[•] retainer. The Chairperson of each Investment Sub-Committee receives an additional $[•] retainer.

The following table provides information regarding the compensation expected to be paid by JH ETF Trust and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services during JH ETF Trust’s fiscal year ended [•].

Compensation Table (1)

Name of Trustee	Total Compensation from JH ETF Trust	Total Compensation from JH ETF Trust and the John Hancock Fund Complex (2)
Independent Trustees
[To be provided.]	$[•]	$[•]
Non-Independent Trustees
[To be provided.]	$[•]	$[•]

____________

(1)	Compensation expected to be received for services as a Trustee for the fiscal year ended [•]. JH ETF Trust does not have a pension or retirement plan for any of its Trustees or officers.

(2)	There were approximately [•] series in the John Hancock Fund Complex as of [•].

Trustee Ownership of Shares of the Funds

The table below sets forth the dollar range of the value of the shares of each Fund (only that Fund in which one of the Trustees owned shares is listed), and the dollar range of the aggregate value of the shares of all

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funds in the John Hancock Fund Complex overseen by a Trustee, owned beneficially by the Trustees as of [•]. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Trustees may own shares beneficially through group annuity contracts. Exact dollar amounts of securities held are not listed in the table. Rather, the ranges are identified according to the following key:

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A - $0

B - $1 up to and including $10,000

C - $10,001 up to and including $50,000

D - $50,001 up to and including $100,000

E - $100,001 or more

Funds Trustees	[•]	Total – John Hancock Fund Complex
Independent Trustees
[To be provided]	[•]	[•]
Non-Independent Trustees
[To be provided.]	[•]	[•]

Shareholders of THE FUND

To the best knowledge of the Trust, as of [•], the Trustees and officers of each fund, in the aggregate, beneficially owned less than 1% of the outstanding shares of each fund.

To the best knowledge of the Trust, as of [•], [the following/no] shareholders owned beneficially or of record 5% or more of the outstanding shares of the funds [indicated below]. A shareholder who owns beneficially more than 25% of any fund is deemed to control that fund.

Fund Name	Name and Address	Percentage	Ownership
[•]	[•]	[•]%	[•]

Investment Management Arrangements and Other Services

The Advisory Agreement

Subject to general oversight by the Board of Trustees, the Advisor manages and supervises the investment operations and business affairs of the Funds. The Advisor provides the Funds with all necessary office facilities and equipment and any personnel necessary for the oversight and/or conduct of the investment operations of the Funds. The Advisor also coordinates and oversees the services provided to the Funds under other agreements, including custodial, administrative and transfer agency services. Additionally, the Advisor provides certain administrative and other non-advisory services to the Funds pursuant to a separate Service Agreement, as discussed below.

The Advisor selects, contracts with, and compensates one or more subadvisors to manage on a day-to-day basis all or a portion of the Fund’s portfolio assets subject to oversight by the Advisor. The Advisor may elect to manage the investment and reinvestment of the assets of a Fund directly, subject to the approval of the Board of Trustees. In directly managing the assets, the Advisor will have similar responsibilities as those of subadvisor under a subadvisory agreement, which are briefly described below.

The Advisor is responsible for overseeing and implementing a Fund’s investment program and provides a variety of advisory oversight and investment research services, including: (i) monitoring Fund portfolio compositions and risk profiles; and (ii) evaluating Fund investment characteristics, such as investment strategies, and recommending to the Board of Trustees potential enhancements to such characteristics. The Advisor provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes).

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The Advisor has the responsibility to oversee the subadvisors and recommend to the Board of Trustees: (i) the hiring, termination, and replacement of a subadvisor; and (ii) the allocation and reallocation of a Fund’s assets among multiple subadvisors, when appropriate. In this capacity, the Advisor negotiates with potential subadvisors and, once retained, among other things: (i) monitors the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) reviews the performance of the subadvisor; and (iii) reports periodically on such performance to the Board of Trustees. The Advisor employs a team of investment professionals who provide these research and monitoring services.

JH ETF Trust bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the fund (including an allocable portion of the cost of the Advisor’s employees rendering such services to the funds); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the fund, the Advisor or any of their affiliates); expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

Securities held by a fund also may be held by other funds or investment advisory clients for which the Advisor, a subadvisor or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Advisor or subadvisor for a fund or for other funds or clients for which the Advisor or subadvisor renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Advisor or subadvisor or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Advisor Compensation. As compensation for its services, the Advisor receives a fee from the funds, computed separately for each fund. The fee for each fund is stated as an annual percentage of the current value of the “aggregate net assets” of the fund. “Aggregate net assets” of a fund include the net assets of the fund and, in many cases, the net assets of one or more other funds (or portions thereof) advised by the Advisor, but in each case only for the period during which the Advisor also serves as the advisor to the other fund(s) (or portions thereof). The fee for each fund is based on the applicable annual rate that, for each day, is equal to: (i) the sum of the amounts determined by applying the annual percentage rates for the fund to the applicable portions of aggregate net assets divided by; (ii) aggregate net assets (totaling the “Applicable Annual Fee Rate”). The fee for each fund accrues and is paid daily to the Advisor for each calendar day. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the fund. The management fees that each fund currently is obligated to pay the Advisor are as set forth in its Prospectus.

From time to time, the Advisor may reduce its fee or make other arrangements to limit a fund’s expenses to a specified percentage of average daily net assets. The Advisor retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund’s annual expenses fall below this limit.

Since the Funds are newly-organized, they did not pay advisory fees during the last three fiscal years.

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Service Agreement

Pursuant to a Service Agreement, the Advisor is responsible for providing, at the expense of JH ETF Trust, certain financial, accounting and administrative services such as legal services, tax, accounting, valuation, financial reporting and performance, compliance and service oversight. Pursuant to the Service Agreement, the Advisor shall determine, subject to Board approval, the expenses to be reimbursed by each Fund, including an overhead allocation. The payments under the Service Agreement are not intended to provide a profit to the Advisor. Instead, the Advisor provides the services under the Service Agreement because it also provides advisory services under the Advisory Agreement. The reimbursement shall be calculated and paid monthly in arrears.

The Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Service Agreement relates, except losses resulting from willful misfeasance, bad faith or negligence by the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations under the Agreement.

The Service Agreement had an initial term of two years, and continues so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Independent Trustees. The Trust, on behalf of any or both of the Funds, or the Advisor may terminate the Agreement at any time without penalty on 60 days’ written notice to the other party. The Agreement may be amended by mutual written agreement of the parties, without obtaining shareholder approval.

Since the Funds are newly-organized, they did not pay the Advisor fees for non-advisory services during the last three fiscal years.

The Subadvisory Agreements

Duties of the Subadvisors. Under the terms of each of the current subadvisory agreements, the subadvisor manages the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of the Board and the Advisor. The subadvisor formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in the Prospectus. Each subadvisor implements such programs by purchases and sales of securities and regularly reports to the Advisor and the Board with respect to the implementation of such programs. Each subadvisor, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned portfolios. Additional information about each Fund’s portfolio managers, including other accounts managed, ownership of Fund shares, and compensation structure, can be found at Appendix B to this SAI.

The Advisor has delegated to the subadvisors the responsibility to vote all proxies relating to securities held by the Funds in accordance with the subadvisors’ proxy voting policies and procedures. Each subadvisor has a duty to vote or not vote such proxies in the best interests of the Fund that it subadvises and its shareholders and to avoid the influence of conflicts of interest.

Subadvisory Fees. As compensation for their services, the subadvisors receive fees from the Advisor computed separately for each fund. In respect of the sub-subadvisory agreements and the subadvisory consulting agreement, the fees are paid by the subadvisor and the advisor, respectively, to the entity providing the consulting services as described below.

[Affiliated Subadvisors. The Advisor and the following subadvisors are controlled by Manulife Financial:

[•] (collectively, “Affiliated Subadvisors”).

Advisory arrangements involving Affiliated Subadvisors may present certain potential conflicts of interest. [For each fund of JH ETF Trust subadvised by an Affiliated Subadvisor,] Manulife Financial will benefit not only from the net advisory fee retained by the Advisor but also from the subadvisory fee paid by

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the Advisor to the Affiliated Subadvisor. Consequently, Manulife Financial may be viewed as benefiting financially from: (i) the appointment of or continued service of Affiliated Subadvisors to manage the funds; and (ii) the allocation of the assets of the Portfolios to the funds having affiliated subadvisors. However, the Advisor, in recommending to the Board the appointment or continued service of Affiliated Subadvisors, has a fiduciary duty to act in the best interests of the relevant funds and their shareholders. In addition, under Manager of Managers exemptive order received from the SEC, the Trust is required to obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadvisor as the subadvisor to a fund (in the case of a new fund, the initial sole shareholder of the fund, an affiliate of the Advisor and Manulife Financial, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.

Additional Information Applicable To Subadvisory Agreements

Term of Each Subadvisory Agreement. Each Subadvisory Agreement will initially continue in effect as to a fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that fund) and thereafter if such continuance is specifically approved at least annually either: (a) by the Trustees; or (b) by the vote of a majority of the outstanding voting securities of that fund. In either event, such continuance also shall be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Subadvisory Agreements.

Any required shareholder approval of any continuance of any of the Subadvisory Agreements shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of: (a) any other series of JH ETF Trust affected by the Subadvisory Agreement; or (b) all of the series of JH ETF Trust.

Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of any fund fail to approve any continuance of its Subadvisory Agreement, a party may continue to act as investment subadvisor with respect to such fund pending the required approval of the continuance of such Agreement or a new agreement with either that party or a different subadvisor, or other definitive action.

Termination of the Subadvisory Agreements. A Subadvisory Agreement may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the Agreement, and also to the relevant fund. The following parties may terminate a Subadvisory Agreement:

•	the Board;
•	with respect to any fund, a majority of the outstanding voting securities of such fund;
•	the Advisor; and
•	a subadvisor.

A Subadvisory Agreement will automatically terminate in the event of its assignment or upon termination of the relevant Advisory Agreement.

Amendments to the Subadvisory Agreements. A Subadvisory Agreement may be amended by the parties to the agreement, provided that the amendment is approved by the vote of a majority of the outstanding voting securities of the relevant fund (except as noted below) and by the vote of a majority of the Independent Trustees.

The required shareholder approval of any amendment to a Subadvisory Agreement shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of: (a) any other fund affected by the amendment; or (b) all the funds of JHF ETF Trust.

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[As noted under “Who’s who — Investment advisor” in the Prospectus, an SEC order permits the Advisor, subject to approval by the Board and a majority of the Independent Trustees, to appoint a subadvisor (other than an Affiliated Subadvisor) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than with an Affiliated Subadvisor) pursuant to an agreement that is not approved by shareholders.]

Other Services

Proxy Voting. Based on the terms of the current subadvisory agreements, the Trust’s proxy voting policies and procedures (the “JH ETF Trust Procedures”) delegate to the subadvisors of each fund the responsibility to vote all proxies relating to securities held by that fund in accordance with the subadvisor’s proxy voting policies and procedures. A subadvisor has a duty to vote or not vote such proxies in the best interests of the fund it subadvises and its shareholders, and to avoid the influence of conflicts of interest. In the event that the Advisor assumes day-to-day management responsibilities for the Fund, the JH ETF Trust Procedures delegate proxy voting responsibilities to the Advisor. Complete descriptions of the JH ETF Trust Procedures and the proxy voting procedures of the Advisor and the subadvisors are set forth in Appendix C to this SAI.

It is possible that conflicts of interest could arise for a subadvisor when voting proxies. Such conflicts could arise, for example, when the subadvisor or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest also could arise when a fund, its Advisor or principal underwriter or any of their affiliates has an interest in the vote.

In the event a subadvisor becomes aware of a material conflict of interest, the JH ETF Trust Procedures generally require the subadvisor to follow any conflicts procedures that may be included in the subadvisors’ proxy voting procedures. Although conflicts procedures will vary among subadvisors, they generally include one or more of the following:

(a)	voting pursuant to the recommendation of a third party voting service;

(b)	voting pursuant to pre-determined voting guidelines; or

(c)	referring voting to a special compliance or oversight committee.

The specific conflicts procedures of each subadvisor are set forth in its proxy voting procedures included in Appendix C. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.

Although a subadvisor may have a duty to vote all proxies on behalf of the fund that it subadvises, it is possible that the subadvisor may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadvisor from trading the shares in the marketplace for a period of time, the subadvisor may determine that it is not in the best interests of the fund to vote the proxies. In addition, consistent with its duty to vote proxies in the best interests of a fund’s shareholders, the subadvisor may refrain from voting one or more of the fund’s proxies if the subadvisor believes that the costs of voting such proxies may outweigh the potential benefits. For example, the subadvisor may choose not to recall securities where the subadvisor believes the costs of voting may outweigh the potential benefit of voting. The subadvisor also may choose not to recall securities that have been loaned in order to vote proxies for shares of the security since the fund would lose security lending income if the securities were recalled.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended [•] will be available (1) without charge upon request, by calling (800) 344-1029 (attention: Secretary) and (2) on the SEC’s website at sec.gov.

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CREATIONS AND REDEMPTIONS

The Trust issues and sells shares of the Funds only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below). The following table sets forth the number of Shares of the Fund that constitute a Creation Unit for the Funds:

Fund	Creation Unit Size
John Hancock Large Cap ETF	[•]
John Hancock Large Cap Value ETF	[•]
John Hancock Mid Cap ETF	[•]
John Hancock Mid Cap Value ETF	[•]

In its discretion, the Advisor reserves the right to increase or decrease the number of each Fund’s Shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Funds, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to the Fund is each day the NYSE, the Exchange and the Trust are open, including any day that the Fund is required to be open under Section 22(e) of the Act, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders from large institutional investors who have entered into agreements with the Fund’s Distributor (“Authorized Participants”) to create or redeem Creation Units will only be accepted on a Business Day.

Fund Deposit

The consideration for purchase of Creation Units generally consists of Deposit Securities and the Cash Component, which will generally correspond pro rata, to the extent practicable, to the Fund securities, or, as permitted by a Fund, of cash. Together, the Deposit Securities and Cash Component or constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The portfolio of securities required may, in certain limited circumstances (such as in connection with pending changes to the Fund’s Index), be different than the portfolio of securities such Fund will deliver upon redemption of Fund shares.

The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant. The Cash Component may also include a “Dividend Equivalent Payment,” which enables each Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Fund with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and

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liabilities for such  period, as if all of the securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the next ex-dividend date.

The Administrator, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business (subject to amendments) on the Exchange (currently 9:30 a.m., Eastern time), the identity and the required number of each Deposit Security and the amount of the Cash Component (or Cash Deposit) to be included in the current Fund Deposit (based on information at the end of the previous Business Day).

The Deposit Securities and Cash Component are subject to any adjustments, as described below, in order to effect purchases of Creation Units of that Fund until such time as the next-announced composition of the Deposit Securities and Cash Component (or Cash Deposit) is made available.

With respect to the Funds, the composition of the Deposit Securities and the amount of the Cash Component may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s Index.

The Trust may also permit the substitution of an amount of cash (a “cash-in-lieu” amount) to replace any Deposit Security of that Fund that is a non-deliverable instrument. The amount of cash contributed will be equivalent to the price of the instrument listed as a Deposit Security. The Trust reserves the right to permit the substitution of a “cash-in-lieu” amount to be added to replace any Deposit Security that is a to-be-announced (“TBA”) transaction, that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of the Depositary Trust Company (“DTC”) or the Clearing Process (as discussed below), or the Federal Reserve System for U.S. Treasury securities. The Trust also reserves the right to permit a “cash-in-lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of Deposit Securities from an investor to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The Trust may permit a “cash-in-lieu” amount for any reason at the Trust’s sole discretion but is not required to do so. With respect to Funds, the adjustments to the proportions of Deposit Securities described above will reflect changes known to the Investment Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Index.

Procedures for Creating Creation Units

To be eligible to place orders with the Distributor and to create a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e. a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a participant of DTC (“DTC Participant”) and must have executed an agreement with the Distributor and Transfer Agent, with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party or DTC Participant who has executed a Participant Agreement is referred to as an “Authorized Participant.” All shares of the Funds, however created, will be entered on the records of DTC in the name of its nominee for the account of a DTC Participant.

Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of a Fund must be received by the Distributor no later than the closing time of the regular trading session of the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed for creation of Creation Units to be effected based on the NAV of shares of such Fund as next determined after receipt of an order in proper form. Orders requesting substitution of a “cash-in-lieu” amount or a Cash Deposit (collectively, “Non-Standard Orders”), must be received by the Distributor no later than 3:00 p.m., Eastern time. On days when the Exchange closes earlier than normal (such as the day before a holiday), the Fund requires standard orders to create Creation Units to be placed by the earlier closing time and Non-Standard Orders to create Creation Units must be received no later than one hour prior to the earlier closing time. Notwithstanding the foregoing, the Trust may, but is

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not required to, permit Non-Standard Orders until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early). The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor.

Creation Units may be created in advance of the receipt by the Trust of all or a portion of the Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Trust consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified in the Participant Agreement. The Trust may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Distributor and deposited into the Trust.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Orders to create Creation Units of a Fund may be placed through the Clearing Process utilizing procedures applicable to domestic funds for domestic securities (“Domestic Funds”) (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to either Domestic Funds or foreign funds for foreign securities (“Foreign Funds”) (see “—Placement of Creation Orders Outside Clearing Process—Domestic Funds” and “—Placement of Creation Orders Outside Clearing Process—Foreign Funds”). In the event that a Fund includes both domestic and foreign securities, the time for submitting orders is as stated in the “Placement of Creation Orders Outside Clearing Process—Foreign Funds” and “Placement of Redemption Orders Outside Clearing Process—Foreign Funds” sections below shall operate.

Placement of Creation Orders Using the Clearing Process

Fund Deposits created through the Clearing Process, if available, must be delivered through a Participating Party that has executed a Participant Agreement.

The Participant Agreement authorizes the Distributor to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions from the Distributor to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner by the third (3rd) Business Day) and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units of the Funds through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

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Placement of Creation Orders Outside Clearing Process—Domestic Funds

Fund Deposits created outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units of the Funds to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m. Eastern time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Distributor through the Federal Reserve wire system in a timely manner so as to be received by the Distributor no later than 2:00 p.m. Eastern time, on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of a Fund outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Distributor does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the current NAV of the applicable Fund. The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the creation order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below.)

Placement of Creation Orders Outside Clearing Process—Foreign Funds

The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a Creation Order. The Custodian will then provide such information to the appropriate subcustodian. For each Fund, the Custodian will cause the subcustodian of such Fund to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash-in-lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The Trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below.

Once the Transfer Agent has accepted a creation order, the Transfer Agent will confirm the issuance of a Creation Unit of a Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Transfer Agent will then transmit a confirmation of acceptance of such order.

Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Distributor and the Adviser will be notified of such delivery and the Transfer Agent will issue and cause the delivery of the Creation Units.

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Acceptance of Creation Orders

The Trust and the Distributor reserve the absolute right to reject or revoke acceptance of a creation order transmitted to it in respect to the Fund, for example if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of such Fund; (iii) acceptance of the Fund Deposit would have certain adverse tax consequences to such Fund; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (v) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Investment Adviser, have an adverse effect on the Trust or the rights of beneficial owners of such Fund; or (vi) in the event that circumstances outside the control of the Trust, the Transfer Agent, the Distributor or the Investment Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Investment Adviser, the Distributor, DTC, NSCC’s Continuous Net Settlement System, Federal Reserve, the Transfer Agent or any other participant in the creation process, and other extraordinary events. The Distributor shall notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, Transfer Agent, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered and the amount and form of the Cash Component, as applicable, shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

A fixed creation transaction fee of [•] payable to the Custodian is imposed on each creation transaction regardless of the number of Creation Units purchased in the transaction. In addition, a variable charge for cash creations or for creations outside the Clearing Process currently of [•] the basic creation transaction fee will be imposed. In the case of cash creations or where the Trust permits a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator may be assessed an additional variable charge to compensate the Funds for the costs associated with purchasing the applicable securities. (See “Fund Deposit” section above.) As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day and only through a Participating Party or DTC Participant who has executed a Participant Agreement. The Funds will not redeem Shares in amounts less than Creation Units (except each Fund may redeem Shares in amounts less than a Creation Unit in the event the Fund is being liquidated). Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with

55

assembling a sufficient number of Shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.

With respect to a Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of each Fund’s securities and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. A Fund’s securities received on redemption will generally correspond pro rata, to the extent practicable, to such Fund’s securities. A Fund’s securities received on redemption (“Fund Securities”) may include, with respect to a Fund, securities in different proportions than securities of the Index or may include securities not currently represented in the Index. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash only redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit will generally consist of Fund Securities – as announced on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described below. Notwithstanding the foregoing, the Trust will substitute a “cash-in-lieu” amount to replace any Fund Security that is a non-deliverable instrument. The Trust may permit a “cash-in-lieu” amount for any reason at the Trust’s sole discretion but is not required to do so. The amount of cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the difference is required to be made by an Authorized Participant.

Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and each Fund reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of such Fund or determination of such Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.

Redemption Transaction Fee

The basic redemption transaction fee of [•] is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. An additional charge [•] the redemption transaction fee will be charged with respect to cash redemptions or redemptions outside of the Clearing Process. An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for a Fund) may also be imposed to compensate each applicable Fund for the costs associated with selling the applicable securities. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant

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will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). The Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. In no event will fees charged by a Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. To the extent a Fund cannot recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by the Fund’s remaining shareholders and negatively affect the Fund’s performance.

Placement of Redemption Orders Using Clearing Process

Orders to redeem Creation Units of a Fund through the Clearing Process, if available, must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units of a Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m. Eastern time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units of a Fund using the Clearing Process made in proper form but received by the Fund after 4:00 p.m. Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the third (3rd) Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Funds

Orders to redeem Creation Units of a Fund outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units of the Fund will instead be effected through transfer of Creation Units of the Fund directly through DTC. An order to redeem Creation Units of a Fund outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m. Eastern time on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of Shares of Creation Units specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. Eastern time, on such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities (or contracts to purchase such Fund Securities) which are expected to be delivered within three Business Days and the cash redemption payment to the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator. An additional variable redemption transaction fee of up to four times the basic transaction fee is applicable to redemptions outside the Clearing Process.

[Placement of Redemption Orders Outside Clearing Process—Foreign Funds]

[Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and a Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the

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extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

In connection with taking delivery of Shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Regular Foreign Holidays.    The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open) (“T+3”). The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T + 3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Funds, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future. Because the portfolio securities of the Funds may trade on days that the Funds’ Exchange is closed or on days that are not Business Days for the Funds, Authorized Participants may not be able to redeem their shares of the Funds, or to purchase and sell shares of the Funds on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant non-U.S. markets.]

[Calendar Year 2015 and 2016 ]

[Redemptions.  The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund’s portfolio.]

[SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2015]
	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period
[To come.]	[•]	[•]	[•]

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BOOK ENTRY ONLY SYSTEM

DTC acts as securities depositary for the Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of the DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the Financial Industry Regulatory Authority (“FINRA”). Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.

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Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of a Fund’s Prospectus and each annual and semi-annual report, when available, will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact the financial intermediary through which you hold your shares.

DEtermination of Net Asset Value

The NAV for each Fund’s Shares is determined each business day at the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time) by dividing the Fund’s net assets by the number of the Fund’s shares outstanding. Equity securities traded principally in foreign markets are valued using the last sale price or official closing price in the relevant exchange or market, as adjusted by an independent pricing vendor to reflect fair value. On any day a foreign market is closed and the NYSE is open, any foreign securities will be valued using the last price or official closing price obtained from the relevant exchange on the prior business day adjusted based on information provided by an independent pricing vendor to reflect fair value. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the Fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund redeemable securities may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Portfolio securities are valued by various methods that are generally described below. Most equity securities that are traded on a stock exchange are valued at the last sale price as of the close of the relevant exchange or, lacking any sales that day, at the last available bid prices. Certain exceptions exist; for example, securities traded on the London Stock Exchange and NASDAQ are valued at the official closing price. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor or from broker-dealers. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate provided by an independent pricing vendor. Exchange-traded options are valued at the mean of the most recent bid and ask prices. Futures contracts are generally valued at the settlement price. Certain futures contracts may be valued using last traded prices.

Shares of other open-end investment companies that are not ETFs held by a Fund are valued based on the NAVs of such other investment companies.

As noted each Fund’s Prospectus, in certain instances, the Trust’s Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and accordingly may determine in good faith the fair value of the asset in accordance with the procedures adopted by the Board. Any such fair value may differ from the reported valuation.

Description of Fund Shares

The Trustees are responsible for the management and supervision of JH ETF Trust. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund or other series of the Trust without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of [•] series. Additional series may be added in the future. The Trustees have also authorized the issuance of one class of shares of each Fund.

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Each share of a Fund represents an equal proportionate interest in the aggregate net assets attributable to the fund.

In the event of liquidation, shareholders of each Fund are entitled to share pro rata in the net assets of the Fund that are available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of such trust or a series thereof. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust’s assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Fund shall be liable for the liabilities of any other fund within the John Hancock Fund Complex. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

Each Fund reserves the right to reject any application that conflicts with the Fund’s internal policies or the policies of any regulatory authority. The Distributor does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Fund or Funds from which a redemption was made or dividend paid. Information provided on the account application may be used by a Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder’s account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also, for shareholders’ protection, telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can be mailed only to the address of record.

Shares of the Funds generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates. For purposes of this policy, U.S. citizens and U.S. residents must reside in the U.S. and U.S. domestic corporations, partnerships, trusts, and estates must have a U.S. address of record.

Additional Information Concerning Taxes

The following discussion is a general and abbreviated summary of certain additional tax considerations affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.

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JH ETF Trust intends that each Fund will qualify as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from interests in qualified publicly traded partnerships (as defined below);

(b)  distribute with respect to each taxable year an amount at least equal to the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, for such year (the “Distribution Requirement”); and

(c)  diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the market value of the Fund’s or Portfolio’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s s total assets and not more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below).

With respect to gains from the sale or other disposition of foreign currencies, the Treasury Department can, by regulation, exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock (or options or futures with respect to stock of securities), but no regulations have been proposed or adopted pursuant to this grant of regulatory authority.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” will be treated as qualifying income. A “qualified publicly traded partnership” is a publicly traded partnership that satisfies certain requirements with respect to the type of income it produces. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. If a Fund invests in publicly traded partnerships, it might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships during that year. Such income, even if not reported to the fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax described below.

As a result of qualifying as a RIC, a Fund will not be subject to U.S. federal income tax , on income or gains that it distributes to its shareholders in each taxable year, provided that it satisfies the Distribution Requirement with respect to each taxable year.

A Fund will be subject to a non-deductible 4% excise tax to the extent that the Fund does not distribute by the end of each calendar year: (a) at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year; (b) at least 98.2% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year (adjusted for certain ordinary losses); and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a Fund that is subject to corporate tax will be considered

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to have been distributed by year-end. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

If a Fund failed to meet the annual gross income test or asset diversification test or failed to satisfy the Distribution Requirement as described above for any taxable year, the Fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it may be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the Fund. Compliance with the RIC 90% qualifying income test and with the asset diversification requirements is carefully monitored by the Advisor and the subadvisors and it is intended that the Funds will comply with the requirements for qualification as RICs.

If a Fund fails to meet the annual gross income test described above, the Fund will nevertheless be considered to have satisfied the test if: (i) (a) such failure is due to reasonable cause and not due to willful neglect; and (b) the Fund reports the failure pursuant to Treasury Regulations to be adopted; and (ii) the Fund pays a tax equal to the excess non-qualifying income. If a Fund fails to meet the asset diversification test described above with respect to any quarter, the Fund will nevertheless be considered to have satisfied the requirements for such quarter if the Fund cures such failure within six months and either: (i) such failure is de minimis; or (ii) (a) such failure is due to reasonable cause and not due to willful neglect; and (b) the Fund reports the failure under Treasury Regulations to be adopted and pays a tax.

A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed of.

Investments in debt obligations that are at risk of or are in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund that holds such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a RIC and seek to avoid becoming subject to federal income or excise tax.

A Fund may make investments in convertible securities and exchange traded notes. Convertible debt ordinarily is treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt, such as an exchange traded note issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, currency or commodity, is often treated as a contract to buy or sell the reference property

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rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Certain of the Funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Investment Policies — Hedging and Other Strategic Transactions”). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a Fund and defer recognition of certain of the Fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions: (1) will require a Fund to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out); and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund’s investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or their shareholders in future years. Under such circumstances, distributions paid by the Fund could be deemed return of capital.

Certain Funds may be required to account for its transactions in forward rolls or swaps, caps, floors and collars in a manner that, under certain circumstances, may limit the extent of their participation in such transactions. Additionally, a Fund may be required to recognize gain, but not loss, if a swap or other transaction is treated as a constructive sale of an appreciated financial position in a Fund’s portfolio. Additionally, some countries restrict repatriation which may make it difficult or impossible for a Fund to obtain cash corresponding to its earnings or assets in those countries. However, a Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a RIC and avoid liability for any federal income or excise tax. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

If a Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies” or “PFICs”), a Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by a Fund is timely distributed to its shareholders. A Fund would not be able to pass through to its shareholders any credit or deduction for such a tax.

If the Fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Fund. Alternatively, a Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares,

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and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

A Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. A Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders.

For United States federal income tax purposes, distributions paid out of a Fund’s current or accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable as ordinary dividend income. Certain income distributions paid by a Fund (whether paid in cash or reinvested in additional Fund shares) to individual taxpayers are taxed at rates applicable to net long-term capital gains (currently 20%, 15%, or 0%, depending upon an individual’s tax bracket). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by a Fund itself. For this purpose, “qualified dividend income” means dividends received by a Fund from United States corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. There can be no assurance as to what portion of a Fund’s dividend distributions will qualify for this favorable treatment.

If a Fund should have income that qualifies for the reduced tax rate applicable to qualified dividend income, the maximum amount allowable will be reported by each Fund. This amount will be reflected on Form 1099-DIV for the applicable calendar year.

For purposes of the dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and reported by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of a Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax advisor regarding the possibility that its tax basis in its shares may be reduced, for federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

Shareholders receiving any distribution from a Fund or Portfolio in the form of additional shares pursuant to a dividend reinvestment plan will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

For federal income tax purposes, capital losses incurred in taxable years beginning after December 22, 2010, can be carried forward to offset net capital gains in any subsequent year until such loss carry forwards have been fully used. Under this rule, capital losses carried forward retain their character as either short-term or long-term capital losses (rather than being considered all short-term as under previous law). A Fund’s ability to utilize capital losses in a given year or in total may be limited. To the extent subsequent net capital gains are offset by such losses, they would not result in taxable income to a Fund and would not be distributed as such to shareholders.

Distributions of net capital gain, if any, reported as capital gains dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder

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as a return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

A Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will: (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain; (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain; and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Selling shareholders generally will recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in the shares sold and the sale proceeds. If the shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is generally 20% for gains recognized on the sale of capital assets held for more than year (as well as certain capital gain distributions) (15% or 0% for individuals in certain tax brackets).

Any loss realized upon the sale or exchange of Fund shares with a holding period of six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received (or amounts designated as undistributed capital gains) with respect to such shares. In addition, all or a portion of a loss realized on a sale or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquires other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the shares. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

If a Fund redeems a shareholder in-kind rather than in cash, the shareholder would realize the same gain or loss as if the shareholder had been redeemed in cash. Further, the shareholder’s basis in the securities received in the in-kind redemption would be the securities’ fair market value on the date of the in-kind redemption.

The benefits of the reduced tax rates applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

Certain net investment income received by an individual having adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a tax of 3.8%. Undistributed net investment income of trusts and estates in excess of a specified amount also will be subject to this tax. Dividends and capital gains distributed by aFund, and gain realized on redemption of fund or Portfolio shares, will constitute investment income of the type subject to this tax.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses.

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Certain distributions declared in October, November or December to shareholders of record of such month and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated as paid by the Fund (except for purposes of the non-deductible 4% federal excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made.

A Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Legislation passed by Congress generally requires reporting to shareholders and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares sold or redeemed but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts. Shareholders should carefully review the cost basis information provided by the applicable intermediary and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Withholding and remittance to the U.S. Treasury is required with respect to a percentage of the taxable dividends and other distributions paid to and proceeds of share sales made by any individual shareholder (including foreign individuals) who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the applicable withholding agentthat he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28%. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner’s federal income tax return.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. Such non-U.S. investors will generally be subject to withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund. Capital gain distributions, if any, are not subject to the 30% withholding tax. Unless an effective IRS Form W-8BEN, IRS Form W-8BEN-E or other authorized withholding certificate is on file, backup withholding will apply with respect to certain other payments from a Fund. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in a Fund.

Under recent legislation known as FATCA, beginning in 2014, a 30% U.S. withholding tax may apply to any U.S.-source “withholdable payments” made to a non-U.S. entity unless the non-U.S. entity enters into an agreement with either the IRS or a governmental authority in its own country, as applicable, to collect and provide substantial information regarding the entity’s owners, including “specified United States persons” and “United States owned foreign entities,” or otherwise demonstrates compliance with or exemption from FATCA. The term “withholdable payment” includes any payment of interest (even if the interest is otherwise exempt from the withholding rules described above), dividends, and the gross proceeds of a disposition of stock (including a liquidating distribution from a corporation) or debt instruments, in each case with respect to any U.S. investment. The withholding tax regime went into effect on July 1, 2014 with respect to U.S.-source income, and it is scheduled to begin in 2017 with respect to U.S.-source investment sale proceeds and certain capital gain dividends. A specified United States person is essentially any U.S. person, other than publicly traded corporations, their affiliates, tax-exempt organizations, governments, banks, real estate investment trusts, RICs, and common trust funds. A United States owned foreign entity is a foreign entity with one or more “substantial United States owners,” generally defined as United States person owning a greater than 10% interest. Non-U.S. investors should consult their own tax advisers regarding the impact of this recent legislation on their investment in a Fund.

If a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted

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from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Treasury Regulations are subject to change, possibly with retroactive effect.

Portfolio Brokerage

Pursuant to the Subadvisory Agreements, the subadvisors are responsible for placing all orders for the purchase and sale of portfolio securities of the funds. The subadvisors have no formula for the distribution of the Funds’ brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for the Funds will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed-income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisors will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadvisors will give consideration to a number of factors, including:

•	price, dealer spread or commission, if any;
•	the reliability, integrity and financial condition of the broker-dealer;
•	size of the transaction;
•	difficulty of execution;
•	brokerage and research services provided; and
•	confidentiality and anonymity.

Consideration of these factors by a subadvisor, either in terms of a particular transaction or the subadvisor’s overall responsibilities with respect to the fund and any other accounts managed by the subadvisor, could result in the applicable fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Soft Dollar Considerations. In selecting brokers and dealers, the subadvisors will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadvisor. In placing a purchase or sale order, a subadvisor may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadvisor determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadvisor’s overall responsibilities with respect to the fund and any other accounts managed by the subadvisor. In addition to statistical, quotation, brokerage or valuation services, a subadvisor may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadvisor will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through portfolio brokerage. The portion not attributable to research will be paid by the subadvisor. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A “step-out” is an arrangement by which a subadvisor executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of

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the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.

Subadvisors also may receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed-income securities or other assets for a fund. These services, which in some cases also may be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadvisor in advising several of its clients (including the funds), although not all of these services are necessarily useful and of value in managing the funds. The management fee paid by a fund is not reduced because a subadvisor and its affiliates receive such services.

As noted above, a subadvisor may purchase new issues of securities for the fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the subadvisor with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the fund, other subadvisor clients, and the subadvisor without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Exchange Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisors in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:

•	the value of securities;
•	the advisability of purchasing or selling securities;
•	the availability of securities or purchasers or sellers of securities; and
•	analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and (e) portfolio strategy.

Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadvisor by or through a broker.

To the extent research services are used by the subadvisors, such services would tend to reduce such party’s expenses. However, the subadvisors do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisors from brokers or dealers executing transactions for funds of JH ETF Trust, which may not be used in connection with a fund, also will be available for the benefit of other funds managed by the subadvisors.

Allocation of Trades by the Subadvisors. The subadvisors manage a number of accounts other than the funds of JH ETF Trust. Although investment determinations for the funds will be made by the subadvisors independently from the investment determinations made by them for any other account, investments deemed appropriate for the funds by the subadvisors also may be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the funds and other accounts. In such circumstances, the subadvisors may determine that orders for the purchase or sale of the same security for the funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadvisors to be equitable and in the best interests of the funds and such other accounts. While in some instances combined

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orders could adversely affect the price or volume of a security, the fund believes that its participation in such transactions on balance will produce better overall results for the fund.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size (a small account’s allocation may be increased to provide it with a meaningful position), and the account’s other holdings. In addition, an account’s allocation may be increased if that account’s portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed-income accounts, generally, securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to receive a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtainable for it. On the other hand, to the extent permitted by law, a subadvisor may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other clients that it manages in order to obtain best execution.

Affiliated Underwriting Transactions by the Subadvisors. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons in connection with such transactions. JH ETF Trust has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the subadvisors participates. These procedures prohibit a fund from directly or indirectly benefiting a subadvisor affiliate in connection with such underwritings. In addition, for underwritings where a subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase.

Brokerage Commissions Paid. Since the Fund is newly-organized, it did not pay brokerage commissions during the last three fiscal years.

Brokerage Commissions Paid to Affiliated Broker. Since the Funds are newly-organized, they did not pay brokerage commissions to affiliated brokers during the last three fiscal years.

Transfer Agent Services

[•] is the transfer and dividend paying agent for the Funds. The fees paid to [•] are determined based on the cost to [•] of providing services to a Fund and to all other John Hancock affiliated funds for which [•] serves as transfer agent. [As compensation for these services, [•] receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily.]

Legal And Regulatory Matters

There are no legal proceedings to which JH ETF Trust, the investment advisor or the principal underwriter is a party that are likely to have a material adverse effect on the funds or the ability of the investment advisor or the principal underwriter to perform its contract with the funds.

On June 25, 2007, the Advisor and three of its affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John

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Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Advisor and one of the John Hancock Affiliates agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Variable Insurance Trust funds that participated in the Advisor’s commission recapture program during the period from 2000 to April 2004. Another John Hancock Affiliate agreed to pay disgorgement in the amount of $2,087,477 and prejudgment interest of $359,460 to certain entities advised by the associated John Hancock Affiliates. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to entities advised or distributed by John Hancock Affiliates. The Advisor discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

The foregoing speaks only as of the date of this SAI. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Independent Registered Public Accounting Firm

[•], independent registered public accounting firm, is the independent registered public accounting firm for the Funds. [•] has offices at [•].

Custody of Portfolio Securities

[•] (“[•]”), located at [•], currently acts as custodian and bookkeeping agent of each Fund’s assets. [•] has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. The Funds also may use special purpose custodian banks from time to time for certain assets. [•] is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

PORTFOLIO HOLDINGS DISCLOSURE

Each Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”), a clearing agency that is registered with the SEC. The basket represents one Creation Unit of each Fund. The Trust, Advisor, Custodian and Distributor will not disseminate non-public information concerning the Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Funds or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

Codes of Ethics

JH ETF Trust, the Advisor, the Distributor and each subadvisor to the funds have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to the Code of Ethics to invest in securities including securities that may be purchased or held by a fund.

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APPENDIX A

DESCRIPTIONS OF CREDIT RATING SYMBOLS AND DEFINITIONS

The ratings of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) represent their respective opinions as of the date they are expressed and not statements of fact as to the quality of various long-term and short-term debt instruments they undertake to rate. It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

Ratings do not constitute recommendations to buy, sell, or hold any security, nor do they comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of any payments of any security.

MOODY’S GLOBAL LONG-TERM RATING SCALE

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Addition of a Modifier 1, 2 or 3: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P LONG-TERM ISSUE CREDIT RATINGS

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial

A-1

program (including ratings on medium-term note programs and commercial paper programs). Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Note: Addition of a Plus (+) or minus (-) sign: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

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NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

FITCH CREDIT RATING SCALES

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

NR: A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising a capital structure.

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative.

•	‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative.

•	For issuers and performing obligations, ‘B’ ratings indicate that material credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
•	For individual obligations, “B” ratings indicate that material credit risk is present.

CCC: Substantial credit risk.

•	For issuers and performing obligations, default is a real possibility
•	For individual obligations, “CCC” ratings indicate that substantial credit risk is present.

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CC: Very high levels of credit risk.

•	For issuers and performing obligations, default of some kind appears probable.
•	For individual obligations, “CC” ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk.

•	For issuers and performing obligations, default is imminent, or inevitable, or is at a standstill.
•	For individual obligations, “C” indicates exceptionally high levels of credit risk.

RD: Restricted default.

•	Indicates an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating.

D: Default.

•	‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distresses debt exchange.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ,’B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘C’ category.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Note: Addition of a Plus (+) or minus (-) sign: Fitch ratings may be appended by the addition of a plus (+) or minus (-) sign to denote relative status within major rating categories.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

MOODY’S GLOBAL SHORT-TERM RATING SCALE

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

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Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P’S SHORT-TERM ISSUE CREDIT RATINGS

S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium term notes are assigned long-term ratings. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Dual Ratings - Dual ratings may be assigned to debt issues that have a put option or demand feature.

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The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U. S. municipal short-term demand debt, The U.S. municipal short-term note rating symbols are used for the first component of the rating(for example, ‘SP-1+/A-1+’).

FITCH’S SHORT-TERM ISSUER OR OBLIGATION RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality.

Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added (“+”) to denote any exceptionally strong credit feature.

F2: Good short-term credit quality.

Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality.

The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality.

Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk.

Default is a real possibility.

RD: Restricted default.

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default.

Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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APPENDIX B

[Name of Subadviser]

[Name of Fund]

Portfolio Managers and Other Accounts Managed

[•] and [•] are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The following chart reflects information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies (and series thereof) other than those listed above, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the chart is each portfolio manager’s investment in the Fund.

The following table reflects information as of [•]:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number	Assets	Number	Assets	Number	Assets
Portfolio	of	(in	of	(in	of	(in
Manager	Accounts	millions)	Accounts	millions)	Accounts	millions)
[•]	[•]	$[•]	[•]	$[•]	[•]	$[•]
[•]	[•]	$[•]	[•]	$[•]	[•]	$[•]

The following accounts pay fees based upon performance:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
[•]	[•]	$[•]	[•]	$[•]	[•]	$[•]
[•]	[•]	$[•]	[•]	$[•]	[•]	$[•]

Ownership of fund shares. [To be provided]

POTENTIAL CONFLICTS OF INTEREST

[To be provided.]

DESCRIPTION OF COMPENSATION STRUCTURE

[To be provided.]

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APPENDIX C

JOHN HANCOCK FUNDS

PROXY VOTING POLICIES AND PROCEDURES

POLICY:

General

The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.

Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.

Delegation of Proxy Voting Responsibilities

It is the policy of the Trust to delegate the responsibility for voting proxies relating to fund securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated fund management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to fund securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.

The delegation by the Board of the authority to vote proxies relating to fund securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Voting Proxies of Underlying Funds of a Fund of Funds

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A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund

With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.

B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund

In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds (the “Adviser”) or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.

1. Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals

In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the Adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.

2. Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds

a. Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal

In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.

b. Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal

In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally

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defined as a proposal involving a matter in which the Adviser or one of its affiliates has a material economic interest.

Material Conflicts of Interest

If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.

If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.

Securities Lending Program

Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.

Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)

Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Filing of Proxy Voting Record on Form N-PX

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The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

PROCEDURES:

Review of Subadvisers’ Proxy Voting

The Trust has delegated proxy voting authority with respect to fund securities in accordance with the Trust Policy, as set forth above.

Consistent with this delegation, each subadviser is responsible for the following:

1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes fund securities in the best interest of shareholders of the Trust.

2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.

3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.

Adviser Responsibilities

Proxy Voting Procedures

Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the adviser votes shares of an Underlying Fund consistent with these proxy voting policies and procedures and in the best interest of shareholders of the Trust.

Providing the Board of the Trust with a copy and description of the Adviser Policy, accompanied by a certification that represents that the Adviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the Board with notice of any amendment or revision to that Adviser Policy or with a description thereof. The Adviser is required to report all material changes to the Adviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to Adviser Policy during the period covered by the report.

Providing the Board with a quarterly certification indicating that the Adviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Adviser

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Policy and these proxy voting policies and procedures. If the Adviser voted any proxies in a manner inconsistent with the Subadviser Policy, the Adviser will provide the adviser with a report detailing the exceptions.

Proxy Voting Service

The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC. The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:

1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.

3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.

Proxy Voting Service Responsibilities

Aggregation of Votes:

The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.

Reporting:

The proxy voting service’s proxy disclosure system will provide the following reporting features:

1) multiple report export options;

2) report customization by fund-account, fund manager, security, etc.; and

3) account details available for vote auditing.

Form N-PX Preparation and Filing:

The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

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Schedule A

PROXY VOTING POLICIES AND PROCEDURES

JOHN HANCOCK FUNDS:	Adopted:	Amended:
John Hancock Variable Insurance	September 28, 2007	March 26, 2008
John Hancock Funds II	September 28, 2007	March 26, 2008
John Hancock Funds III	September 11, 2007
John Hancock Bond Trust	September 11, 2007
John Hancock California Tax-Free Income Fund	September 11, 2007
John Hancock Capital Series	September 11, 2007
John Hancock Current Interest	September 11, 2007
John Hancock Equity Trust	September 11, 2007
John Hancock Investment Trust	September 11, 2007
John Hancock Investment Trust II	September 11, 2007
John Hancock Investment Trust III	September 11, 2007
John Hancock Institutional Series Trust	September 11, 2007
John Hancock Municipal Securities Trust	September 11, 2007
John Hancock Series Trust	September 11, 2007
John Hancock Sovereign Bond Fund	September 11, 2007
John Hancock Strategic Series	September 11, 2007
John Hancock Tax-Exempt Series	September 11, 2007
John Hancock World Fund	September 11, 2007
John Hancock Preferred Income Fund	September 11, 2007
John Hancock Preferred Income Fund II	September 11, 2007
John Hancock Preferred Income Fund III	September 11, 2007
John Hancock Patriot Select Dividend Fund	September 11, 2007
John Hancock Patriot Premium Dividend Fund II	September 11, 2007

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John Hancock Bank & Thrift Opportunity Fund	September 11, 2007
John Hancock Income Securities Trust	September 11, 2007
John Hancock Investors Trust	September 11, 2007
John Hancock Tax-Advantaged Dividend Income Fund	September 11, 2007
John Hancock Financial Trends	September 11, 2007
John Hancock Tax-Advantaged Global Shareholder Yield Fund	September 11, 2007

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JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC

&

JOHN HANCOCK ADVISERS, LLC

PROXY VOTING POLICIES AND PROCEDURES

General

John Hancock Investment Management Services, LLC and John Hancock Advisers, LLC (collectively the “Adviser”) is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as the investment adviser to a number of management investment companies (including series thereof) (each a “Fund”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser generally retains one or more subadvisers to manage the assets of the Funds, including voting proxies with respect to a Fund’s portfolio securities. From time to time, however, the Adviser may elect to manage directly the assets of a Fund, including voting proxies with respect to its portfolio securities, or a Fund’s board of trustees or directors may otherwise delegate to the Adviser authority to vote such proxies. Rule 206(4)-6 under the Advisers Act requires that a registered investment adviser adopt and implement written policies and procedures reasonably designed to ensure that it votes proxies with respect to a client’s securities in the best interest of the client. Pursuant thereto, the Adviser has adopted and implemented these proxy voting policies and procedures (the “Procedures”).

Fiduciary Duty

The Adviser has a fiduciary duty to vote proxies on behalf of a Fund in the best interest of the Fund and its shareholders.

Voting of Proxies

The Adviser will vote proxies with respect to a Fund’s portfolio securities when authorized to do so by the Fund and subject to the Fund’s proxy voting policies and procedures and any further direction or delegation of authority by the Fund’s board of trustees or directors. The decision on how to vote a proxy will be made by the person(s) to whom the Adviser has from time to time delegated such responsibility (the “Designated Person”). The Designated Person may include the Fund’s portfolio manager(s) and a Proxy Voting Committee, as described below.

When voting proxies with respect to a Fund’s portfolio securities, the following standards will apply:

•	The Designated Person will vote based on what it believes to be in the best interest of the Fund and its shareholders and in accordance with the Fund’s investment guidelines.

•	Each voting decision will be made independently. The Designated Person may enlist the services of reputable professionals (who may include persons employed by or otherwise associated with the Adviser or any of its affiliated persons) or independent proxy

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evaluation services such as Institutional Shareholder Services, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to vote a proxy will remain the responsibility of the Designated Person.

•	The Adviser believes that a good management team of a company will generally act in the best interests of the company. Therefore, the Designated Person will take into consideration as a key factor in voting proxies with respect to securities of a company that are held by the Fund the quality of the company’s management and, in general, will vote as recommended by such management except in situations where the Designated Person believes such recommended vote is not in the best interests of the Fund and its shareholders.

•	As a general principle, voting with respect to the same portfolio securities held by more than one Fund should be consistent among those Funds having substantially the same mandates.

•	The Adviser will provide the Fund, from time to time in accordance with the Fund’s proxy voting policies and procedures and any applicable laws and regulations, a record of the Adviser’s voting of proxies with respect to the Fund’s portfolio securities.

Material Conflicts of Interest

In carrying out its proxy voting responsibilities, the Adviser will monitor and resolve potential material conflicts (“Material Conflicts”) between the interests of (a) a Fund and (b) the Adviser or any of its affiliated persons. Affiliates of the Adviser include Manulife Financial Corporation and its subsidiaries. Material Conflicts may arise, for example, if a proxy vote relates to matters involving any of these companies or other issuers in which the Adviser or any of its affiliates has a substantial equity or other interest.

If the Adviser or a Designated Person becomes aware that a proxy voting issue may present a potential Material Conflict, the issue will be referred to the Adviser’s Legal and Compliance Department. If the Legal and Compliance Department determines that a potential Material Conflict does exist, a Proxy Voting Committee will be appointed to consider and resolve the issue. The Proxy Voting Committee may make any determination that it considers reasonable and may, if it chooses, request the advice of an independent, third-party proxy service on how to vote the proxy.

Voting Proxies of Underlying Funds of a Fund of Funds

The Adviser or the Designated Person will vote proxies with respect to the shares of a Fund that are held by another Fund that operates as a fund of funds (a “Fund of Funds”) in the manner provided in the proxy voting policies and procedures of the Fund of Funds (including such policies and procedures relating to material conflicts of interest) or as otherwise directed by the board of trustees or directors of the Fund of Funds.

Proxy Voting Committee(s)

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The Adviser will from time to time, and on such temporary or longer term basis as it deems appropriate, establish one or more Proxy Voting Committees. A Proxy Voting Committee shall include the Adviser’s Chief Compliance Officer (“CCO”) and may include legal counsel. The terms of reference and the procedures under which a Proxy Voting Committee will operate will be reviewed from time to time by the Legal and Compliance Department. Records of the deliberations and proxy voting recommendations of a Proxy Voting Committee will be maintained in accordance with applicable law, if any, and these Procedures.

Records Retention

The Adviser will retain (or arrange for the retention by a third party of) such records relating to proxy voting pursuant to these Procedures as may be required from time to time by applicable law and regulations, including the following:

i.	these Procedures and all amendments hereto;

ii.	all proxy statements received regarding Fund portfolio securities;

iii.	records of all votes cast on behalf of a Fund;

iv.	records of all Fund requests for proxy voting information;

v.	any documents prepared by the Designated Person or a Proxy Voting Committee that were material to or memorialized the basis for a voting decision;

vi.	all records relating to communications with the Funds regarding Conflicts; and

vii.	all minutes of meetings of Proxy Voting Committees.

Reporting to Fund Boards

The Adviser will provide the board of trustees or directors of a Fund (the “Board”) with a copy of these Procedures, accompanied by a certification that represents that the Procedures have been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, the Adviser will provide the Board with notice and a copy of any amendments or revisions to the Procedures and will report quarterly to the Board all material changes to the Procedures.

The CCO’s annual written compliance report to the Board will contain a summary of material changes to the Procedures during the period covered by the report.

If the Adviser votes any proxies in a manner inconsistent with either these Procedures or a Fund’s proxy voting policies and procedures, the CCO will provide the Board with a report detailing such exceptions.

In the case of proxies voted by a subadviser to a Fund (a “Subadviser”) pursuant to the Fund’s proxy voting procedures, the Adviser will request the Subadviser to certify to the

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Adviser that the Subadviser has voted the Fund’s proxies as required by the Fund’s proxy voting policies and procedures and that such proxy votes were executed in a manner consistent with these Procedures and to provide the Adviser will a report detailing any instances where the Subadviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures. The Adviser will then report to the Board on a quarterly basis regarding the Subadviser certification and report to the Board any instance where the Subadviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures.

Adopted: December 2007

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PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Agreement and Declaration of Trust dated November 24, 2009 – previously filed as exhibit (a)(1) to initial registration statement on Form N-1A filed on August 9, 2012, accession number 0000950123-12-010937

(a)(2)	Amendment dated May 24, 2012 to the Agreement and Declaration of Trust dated November 24, 2009 – previously filed as exhibit (a)(2) to initial registration statement on Form N-1A filed on August 9, 2012, accession number 0000950123-12-010937

(b)(1)	By-Laws of the Trust dated November 24, 2009 – previously filed as exhibit (b)(1) to initial registration statement on Form N-1A filed on August 9, 2012, accession number 0000950123-12-010937

(c)	See Exhibits (a)(1) and (b)(1).

(d)	Advisory Agreement and Subadvisory Agreements – TO BE FILED BY AMENDMENT

(e)	Distribution Agreement – TO BE FILED BY AMENDMENT

(f)	Not applicable.

(g)	Custodian Agreement – TO BE FILED BY AMENDMENT

(h)	Other Material Contracts – TO BE FILED BY AMENDMENT

(i)	Legal Opinion – TO BE FILED BY AMENDMENT

(j)	Consent of Independent Registered Public Accounting Firm – TO BE FILED BY AMENDMENT

(k)	Not applicable.

(l)	Not applicable.

(m)	Plan of Distribution pursuant to Rule 12b-1 – TO BE FILED BY AMENDMENT

(n)	Not applicable.

(o)	Not applicable.

(p)	Codes of Ethics of the Registrant and its Investment Adviser, Principal Underwriter and Subadvisers – TO BE FILED BY AMENDMENT

Item 29. Persons Controlled by or Under Common Control with Registrant

[To be filed by amendment]

Item 30. Indemnification

[To be filed by amendment]

Item 31. Business and Other Connections of the Investment Adviser

[To be filed by amendment]

Item 32. Principal Underwriters

[To be filed by amendment]

Item 33. Location of Accounts and Records

[To be filed by amendment]

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 24th day of April, 2015.

JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

By:	/s/Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Andrew G. Arnott	President and Trustee	April 24, 2015
Andrew G. Arnott

/s/ John J. Danello	Trustee	April 24, 2015
John J. Danello

/s/ Leo Zerilli	Trustee	April 24, 2015
Leo Zerilli

/s/ Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	April 24, 2015
Charles A. Rizzo